                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21187
                                   ---------

                         PIMCO Municipal Income Fund III
                         -------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------
Date of fiscal year end: September 30
                         ------------

Date of reporting period: September 30
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report to Shareholder

                                                                   ANNUAL REPORT
                                                                         9.30.04

PIMCO MUNICIPAL INCOME FUND III
PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
PIMCO NEW YORK MUNICIPAL INCOME FUND III
--------------------------------------------------------------------------------

           PMX                 CONTENTS
          LISTED
           NYSE                Letter to Shareholders..........................1
THE NEW YORK STOCK EXCHANGE
                               Performance and Statistics....................2-4

                               Schedules of Investments.....................5-22

           PZC                 Statements of Assets and Liabilities...........23
          LISTED
           NYSE                Statements of Operations.......................24
THE NEW YORK STOCK EXCHANGE
                               Statements of Changes in Net Assets.........26-27

                               Notes to Financial Statements...............28-35

                               Financial Highlights........................36-38

           PYN                 Report of Independent Registered Public
          LISTED               Accounting Firm................................39
           NYSE
THE NEW YORK STOCK EXCHANGE    Privacy Policy, Proxy Voting Policies

                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUNDS III LETTER TO SHAREHOLDERS

                                                               November 15, 2004

Dear Shareholder:

I am pleased to provide you with the annual report for PIMCO Municipal Income
Fund III, PIMCO California Municipal Income Fund III and PIMCO New York
Municipal Income Fund III ("PIMCO Municipal Income Funds III" or the "Funds")
for the year ended September 30, 2004.

Please refer to the following pages for specific information for each of the
PIMCO Municipal Income III Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our web
site--www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Funds' investment manager and Pacific
Investment Management Co. LLC, the Funds' sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Brian S. Shlissel

Brian S. Shlissel
President & Chief Executive Officer

                        9.30.04 PIMCO Municipal Income Funds III Annual Report 1

PIMCO MUNICIPAL INCOME FUND III PERFORMANCE AND STATISTICS

September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                    PRIMARY INVESTMENTS:             INCEPTION DATE:
PMX                        Municipal fixed-income           October 31, 2002
                           securities, the interest from
OBJECTIVE:                 which is exempt from federal     TOTAL NET ASSETS(1):
To provide income exempt   income tax.                      $715.7 million
from federal income tax.
                                                            PORTFOLIO MANAGER:
                                                            Mark McCray

TOTAL RETURN(2):                                  MARKET PRICE   NET ASSET VALUE
--------------------------------------------------------------------------------
1 Year                                                8.10%           9.59%
Commencement of Operations (10/31/02) to 9/30/04      4.17%           6.86%

COMMON SHARE PRICE PERFORMANCE:

Commencement of Operations (10/31/02) to 9/30/04
o    Market Price
o    Net Asset Value

MARKET PRICE/NET ASSET VALUE:
----------------------------------------------------
Market Price                                 $14.30
----------------------------------------------------
Net Asset Value                              $14.36
----------------------------------------------------
Discount to Net Asset Value                    0.42%
----------------------------------------------------
Market Price Yield(3)                          6.97%
----------------------------------------------------

                              [LINE CHART OMITTED]

10/31/02   14.33    15
           14.36    15
           14.35    15
           14.26    15
           14.23    15
           14.35    14.9
           14.38    14.16
           14.33    14.14
           14.3     14.02
           14.28    14.39
           14.205   14.37
           14.269   14.55
           14.241   14.45
           14.241   14.2
           14.29    14.38
           14.35    14.55
           14.4     14.28
           14.46    14.11
           14.57    14.16
           14.58    14.36
           14.24    14.3
           14.31    14.24
           14.01    14.09
           14.08    14.12
           14.26    14.29
           14.25    14.19
           14.29    14.29
           14.46    14.65
           14.65    14.55
           14.78    14.69
           14.76    14.66
           14.79    14.88
           14.95    14.91
           14.71    14.91
           14.55    14.8
           14.53    14.84
           14.51    14.71
           14.23    14.43
           13.91    14.03
           13.26    13.9
           13.59    13.96
           13.22    13.69
           13.34    13.72
           13.43    13.69
           13.6     13.87
           13.64    13.76
           13.9     13.77
           13.96    14.03
           14.05    14.2
           13.9     14.15
           13.78    13.77
           13.77    13.69
           14.02    13.86
           14.08    13.82
           14.11    13.85
           14.24    13.86
           14.36    13.81
           14.47    13.72
           14.38    13.85
           14.44    13.86
           14.52    14.05
           14.53    13.95
           14.65    13.98
           14.83    14.39
           14.75    14.45
           14.75    14.44
           14.67    14.41
           14.8     14.61
           14.84    14.66
           14.89    14.44
           14.82    14.5
           14.83    14.6
           14.77    14.66
           14.7     14.63
           14.54    14.67
           14.41    14.55
           14.54    14.02
           14.44    13.9
           14.39    13.63
           14.27    13.41
           14.05    13.06
           13.78    12.94
           13.84    12.91
           14.01    13.27
           13.94    13.31
           13.76    13
           13.85    13.02
           13.89    13.16
           14.14    13.6
           14.22    13.83
           14.06    13.75
           14.11    13.56
           14.11    13.83
           14.25    14.1
           14.19    13.94
           14.25    14.07
           14.3     14.19
           14.35    14.24
           14.27    14.18
           14.31    14.21
           14.41    14.35
9/30/04    14.36    14.3

                               [PIE CHART OMITTED]

MOODY'S RATINGS
(AS A % OF TOTAL INVESTMENTS)

                         Aaa                    43.3%
                         Aa                     13.1%
                         A                      13.3%
                         Baa                    16.2%
                         Ba                      1.0%
                         B                       0.7%
                         VMIG1                   2.5%
                         NR                     10.0%

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3)  Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2004.

2 PIMCO Municipal Income Funds III Annual Report 9.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III PERFORMANCE AND STATISTICS

September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                       PRIMARY INVESTMENTS:         INCEPTION DATE:
PZC                           Municipal fixed-income       October 31, 2002
                              securities, the interest
OBJECTIVE:                    from which is exempt from    TOTAL NET ASSETS(1):
To provide current income     federal and California       $485.9 million
exempt from federal and       state income tax.
California state income tax.                               PORTFOLIO MANAGER:
                                                           Mark McCray

TOTAL RETURN(2):                                  MARKET PRICE   NET ASSET VALUE
--------------------------------------------------------------------------------
1 Year                                                8.22%          12.66%
Commencement of Operations (10/31/02) to 9/30/04      1.96%           5.84%

COMMON SHARE PRICE PERFORMANCE:

Commencement of Operations (10/31/02) to 9/30/04
o    Market Price
o    Net Asset Value

MARKET PRICE/NET ASSET VALUE:
----------------------------------------------------
Market Price                                 $13.74
----------------------------------------------------
Net Asset Value                              $14.12
----------------------------------------------------
Discount to Net Asset Value                    2.69%
----------------------------------------------------
Market Price Yield(3)                          6.99%
----------------------------------------------------

                              [LINE CHART OMITTED]

10/31/02    14.33    15
            14.3     15
            14.34    15.01
            14.31    15
            14.29    15
            14.29    15
            14.32    14.91
            14.33    14.15
            14.25    14.05
            14.19    14
            14.17    14.2
            14.12    14.1
            14.1     13.97
            14.04    13.96
            14.04    13.77
            14.07    14.15
            14.1     14.05
            14.14    13.7
            14.18    14
            14.27    14.5
            14.3     14.3
            13.93    14.19
            14.08    14.01
            13.73    14.04
            13.77    13.99
            13.96    13.99
            13.95    14.11
            14.01    14.12
            14.18    14.35
            14.39    14.3
            14.58    14.64
            14.55    14.6
            14.59    14.66
            14.74    14.75
            14.39    14.78
            14.18    14.65
            14.11    14.47
            14.1     14.36
            13.76    14.06
            13.35    13.5
            12.84    12.88
            13.03    13.6
            12.73    13.35
            12.79    13.36
            12.82    13.43
            13.01    13.49
            13.03    13.95
            13.3     13.62
            13.39    13.7
            13.43    13.62
            13.19    13.45
            13.26    13.21
            13.46    13.32
            13.54    13.54
            13.58    13.74
            13.8     13.52
            14       13.38
            14.09    13.4
            13.98    13.54
            14.05    13.43
            14.17    13.47
            14.18    13.5
            14.28    13.55
            14.49    13.76
            14.41    13.83
            14.39    13.96
            14.28    13.83
            14.42    14.1
            14.47    14.03
            14.54    13.97
            14.48    13.98
            14.54    14.2
            14.49    14.2
            14.42    14.12
            14.2     14.18
            14.1     14.01
            14.22    13.48
            14.03    13.3
            14.02    13.08
            13.86    12.87
            13.64    12.78
            13.32    12.62
            13.34    12.75
            13.55    12.9
            13.44    13.12
            13.27    12.97
            13.39    12.89
            13.48    12.83
            13.72    13.28
            13.81    13.3
            13.7     13.45
            13.75    13.74
            13.71    13.64
            14.01    13.83
            13.91    13.64
            13.98    13.74
            14.06    13.84
            14.09    13.88
            14.04    13.92
            14.08    14.07
            14.19    14.08
9/30/04     14.12    13.74

                               [PIE CHART OMITTED]

MOODY'S RATINGS
(AS A % OF TOTAL INVESTMENTS)

                            Aaa            33.7%
                            Aa              2.8%
                            A              10.7%
                            Baa            17.5%
                            VMIG1           0.8%
                            NR             34.5%

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3)  Market price yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at September 30, 2004.

                        9.30.04 PIMCO Municipal Income Funds III Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND III PERFORMANCE AND STATISTICS

September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                       PRIMARY INVESTMENTS:        INCEPTION DATE:
PYN                                                       October 31, 2002
                              Municipal fixed-income
OBJECTIVE:                    securities, the interest    TOTAL NET ASSETS(1):
To provide current income     from which is exempt from   $125.5 million
exempt from federal,          federal, New York state
New York state and New York   and New York City income    PORTFOLIO MANAGER:
City income tax.              tax.                        Mark McCray

TOTAL RETURN(2):                                      MARKET PRICE     NAV
--------------------------------------------------------------------------------
1 Year                                                   11.93%       8.95%
Commencement of Operations (10/31/02) to 9/30/04          3.95%       6.78%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (10/31/02) to 9/30/04
o    at Market Price
o    at Net Asset Value

NET ASSET VALUE/MARKET PRICE:
----------------------------------------------------
Market Price                                 $14.30
----------------------------------------------------
Net Asset Value                              $14.41
----------------------------------------------------
Discount to Net Asset Value                    0.76%
----------------------------------------------------
Market Price Yield(3)                          6.71%
----------------------------------------------------

                              [LINE CHART OMITTED]

10/31/02   14.33    15
           14.29    15
           14.3     15
           14.3     15.02
           14.25    15
           14.24    15
           14.29    14.91
           14.32    14.66
           14.22    14.1
           14.18    13.95
           14.17    13.95
           14.119   14.05
           14.15    14.05
           14.1     13.99
           14.1     13.82
           14.13    13.85
           14.16    13.95
           14.19    13.79
           14.23    13.9
           14.29    14.14
           14.33    14.09
           13.93    13.86
           14.08    13.71
           14.06    13.84
           14.1     13.99
           14.17    13.97
           14.24    14.15
           14.3     14.3
           14.56    14.46
           14.78    14.47
           14.84    14.4
           14.81    14.28
           14.84    14.66
           15.07    14.95
           14.77    14.93
           14.62    14.76
           14.59    14.7
           14.56    14.74
           14.2     14.47
           13.98    14.16
           13.06    13.76
           13.65    13.81
           13.28    13.53
           13.41    13.7
           13.56    13.75
           13.8     13.81
           13.77    13.75
           14.01    13.52
           14.11    13.63
           14.14    13.68
           13.93    13.7
           13.91    13.68
           14.17    13.67
           14.23    13.79
           14.32    13.92
           14.43    13.87
           14.52    13.74
           14.67    13.8
           14.56    14
           14.61    13.87
           14.65    13.88
           14.66    13.89
           14.82    13.92
           14.95    14.21
           14.85    14.26
           14.88    14.47
           14.79    14.47
           14.91    14.75
           14.96    14.49
           15.02    14.53
           14.95    14.64
           14.92    14.8
           14.86    14.7
           14.8     14.78
           14.65    14.68
           14.53    14.41
           14.68    14.07
           14.58    13.76
           14.5     13.45
           14.39    13.32
           14.16    13.09
           13.83    12.54
           13.78    12.67
           13.98    13.16
           13.88    13.25
           13.66    12.98
           13.8     12.85
           13.84    12.93
           14.11    13.22
           14.17    13.39
           14.02    13.45
           14.09    13.31
           14.1     13.53
           14.25    13.9
           14.22    13.9
           14.29    14.19
           14.35    14.25
           14.41    14.25
           14.34    14.17
           14.38    14.44
           14.45    14.3
9/30/04    14.41    14.3

                               [PIE CHART OMITTED]

                            Aaa                 31.2%
                            Aa                   8.4%
                            A                   17.2%
                            Baa                 22.6%
                            VMIG1                0.6%
                            NR                  20.0%

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.
(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(3)  Market price yield is determined by dividing the annualized current per monthly share dividend payable to common shareholders by the market price per common share at September 30, 2004.

4 PIMCO Municipal Income Funds III Annual Report 9.30.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004
--------------------------------------------------------------------------------

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/ S&P)*      Value
--------------------------------------------------------------------------------------------------------------

 MUNICIPAL BONDS & NOTES--90.0%

           ALABAMA--0.7%
 $ 3,560   Birmingham, GO, 5.00%, 12/1/27-12/1/32, Ser. B (AMBAC)                    Aaa/AAA       $ 3,628,592
   1,500   Colbert Cnty., Northwest Health Care Auth., Health Care Facs.
             5.75%, 6/1/27                                                           Baa3/NR         1,468,275
                                                                                                   -----------
                                                                                                     5,096,867
                                                                                                   -----------
           ALASKA--0.7%
           State Housing Finance Corp.,
   3,900     5.00%, 12/1/33, Ser.A                                                   Aaa/AAA         3,930,615
   1,000     5.25%, 6/1/32 Ser C. (MBIA)                                             Aaa/AAA         1,014,100
                                                                                                   -----------
                                                                                                     4,944,715
                                                                                                   -----------
           ARIZONA--0.6%
   2,200   Health Facs. Auth. Hospital Syst. Rev., 7.00%, 12/1/25                     NR/BBB         2,392,016
   1,500   Maricopa Cnty. Pollution Control Corp., Pollution Control Rev.,
             5.05%, 5/1/29 (AMBAC)                                                   Aaa/AAA         1,541,985
                                                                                                   -----------
                                                                                                     3,934,001
                                                                                                   -----------
           CALIFORNIA--6.7%
   1,000   Alameda Public Financing Auth. Rev., 7.00%, 6/1/09                         NR/NR          1,006,560
  48,585   Golden State Tobacco Securitization Corp., Tobacco Settlement
             Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                         Baa3/BBB       46,400,020
                                                                                                   -----------
                                                                                                    47,406,580
                                                                                                   -----------
           COLORADO--4.2%
           El Paso Cnty., CP,
   4,555     5.00%, 12/1/23-12/1/27, Ser. A (AMBAC)                                  Aaa/AAA         4,707,245
   3,225     5.00%, 12/1/23-12/1/27, Ser. B (AMBAC)                                  Aaa/AAA         3,343,096
   1,500   Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)                 Aaa/NR         1,551,675
   3,000   La Plata Cnty. School Dist. No. 9-R, Durango, GO,
             5.25%, 11/1/23-11/1/25 (MBIA)                                            Aaa/NR         3,196,110
   4,000   Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)                        NR/AA          4,080,640
   2,500   School Mines Auxilary Facs. Rev., 5.00%, 12/1/37 (AMBAC)                  Aaa/AAA         2,536,625
   9,955   Springs Utilities Rev., 5.00%, 11/15/30, Ser. B                            Aa2/AA        10,147,231
                                                                                                   -----------
                                                                                                    29,562,622
                                                                                                   -----------
           FLORIDA--6.4%
   8,000   Highlands Cnty., Health Facs. Auth., Rev., 5.25%, 11/15/23, Ser. B          A2/A          8,163,680
   2,500   Hillsborough Cnty. Industrial Dev. Auth. Hospital Rev., 5.25%,
             10/1/34, Ser. B                                                         Baa1/NR         2,496,225
   1,485   Julington Creek Plantation Community Dev. Dist., Assessment
             Rev., 5.00%, 5/1/29 (MBIA)                                              Aaa/AAA         1,520,298
   1,000   Orange Cnty., Housing Finance Auth. Multifamily Rev.,
             5.25%, 1/1/28, Ser. G (FNMA)                                             Aaa/NR         1,028,190
  15,000   Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33                   A1/NR         15,529,350
   7,500   South Miami Health Facs. Auth. Hospital Rev., 5.25%, 11/15/33             Aa3/AA-         7,656,525
   2,500   State Board Public Education, GO, 5.00%, 6/1/13 (MBIA)                    Aaa/AAA         2,787,725

                        9.30.04 PIMCO Municipal Income Funds III Annual Report 5

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/ S&P)*      Value
--------------------------------------------------------------------------------------------------------------

           FLORIDA (CONTINUED)
 $ 5,615   Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A                          Aa2/AA       $ 5,794,006
                                                                                                   -----------
                                                                                                    44,975,999
                                                                                                   -----------
           GEORGIA--1.0%
   4,000   Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)               Aaa/AAA         4,083,320
   2,805   State GO, 5.50%, 7/1/13, Ser. C                                           Aaa/AAA         3,251,556
                                                                                                   -----------
                                                                                                     7,334,876
                                                                                                   -----------
           IDAHO--1.0%
   6,750   State Building Auth. Building Rev., 5.00%, 9/1/33-9/1/43, Ser. A
             (XLCA)                                                                  Aaa/AAA         6,900,465
                                                                                                   -----------
           ILLINOIS--8.6%
   2,250   Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)                                 Aaa/AAA         2,286,720
           Chicago Board of Education, GO,
     500     zero coupon, 12/1/28, Ser. A (FGIC)                                     Aaa/AAA           137,710
   5,000     5.00%, 12/1/31, Ser. C (FSA)                                            Aaa/AAA         5,080,850
   3,000   Chicago Kingsbury Redev. Project Tax Allocation, 6.57%, 2/15/13,
             Ser. A                                                                   NR/NR          3,149,250
   7,000   Chicago Motor Fuel Tax Rev., 5.00% 1/1/33, Ser. A (AMBAC)                 Aaa/AAA         7,123,480
   4,000   Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)                      Aaa/AAA         4,068,320
   5,056   Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32                 NR/NR          5,256,945
   2,500   Chicago Water Rev., 5.00% 11/1/31 (AMBAC)                                 Aaa/AAA         2,794,475
   2,500   Cook Cnty., GO, 5.125%, 11/15/26, Ser.A (FGIC)                            Aaa/AAA         2,582,600
   9,325   Educational Facs. Auth. Rev., 5.00%-5.25%, 7/1/33-7/1/41, Ser. A           Aa1/AA         9,540,068
   9,045   Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
             5.25%, 6/15/42 (MBIA)                                                   Aaa/AAA         9,402,639
   4,300   Round Lake, Special Tax Rev., 6.70%, 3/1/33                                NR/NR          4,496,295
   1,175   State Health Facs. Auth. Rev., 5.50%, 1/1/22                               A2/NR          1,220,613
   3,050   University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)                           Aaa/AAA         3,097,245
                                                                                                   -----------
                                                                                                    60,237,210
                                                                                                   -----------
           INDIANA--3.9%
   7,535   Bond Bank, 5.00%, 2/1/33, Ser. A (FSA)                                    Aaa/AAA         7,647,271
   3,000   Brownsburg, 1999 School Building Corp., 5.25% 3/15/25, Ser. A
             (FSA)                                                                   Aaa/AAA         3,189,090
   1,375   Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                        Baa1/BBB        1,455,561
   5,000   Indianapolis Local Public Improvement Board, Tax Allocation,
             5.00%, 2/1/29, Ser. G (MBIA)                                            Aaa/AAA         5,088,200
   4,500   Michigan City Area Wide School Building Corp. Rev.,
             zero coupon, 1/15/21-1/15/22 (FGIC)                                     Aaa/AAA         2,020,555
   1,000   Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22
             (AMBAC)                                                                 Aaa/AAA         1,049,700
   3,500   State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30
             (AMBAC)                                                                 Aaa/AAA         3,509,870
   3,455   Valparaiso, Middle Schools Building Corp. Rev., 5.00%, 7/15/24
             (MBIA)                                                                  Aaa/AAA         3,585,150
                                                                                                   -----------
                                                                                                    27,545,397
                                                                                                   -----------

6 PIMCO Municipal Income Funds III Annual Report 9.30.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                        Credit Ratings
   (000)                                                                        (Moody's/ S&P)*      Value
--------------------------------------------------------------------------------------------------------------

           IOWA--0.1%
 $ 1,000   Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%,
             6/1/35, Ser. B                                                        Baa3/BBB      $   812,460
                                                                                                 -----------
           KENTUCKY--0.9%
   4,805   Dev. Finance Auth. Hospital Rev., 6.00%, 10/1/19                          A3/A          5,393,516
   1,000   Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30          A1/AA-         1,022,240
                                                                                                 -----------
                                                                                                   6,415,756
                                                                                                 -----------
           LOUISIANA--0.9%
   5,000   Public Facs. Auth. Rev., 5.50%, 5/15/32, Ser. B                          A3/NR          5,123,700
   1,595   Tobacco Settlement Financing Corp., Rev., 5.875%, 5/15/39,
             Ser. 2001B                                                            Baa3/BBB        1,362,210
                                                                                                 -----------
                                                                                                   6,485,910
                                                                                                 -----------
           MARYLAND--0.2%
   1,500   State Health & Higher Eduational Facs. Auth. Rev., 5.50%, 7/1/36         A2/NR          1,545,480
                                                                                                 -----------
           MASSACHUSETTS--3.5%
   1,000   State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                             NR/BBB         1,028,430
   7,000   State Health & Educational Facs. Auth. Rev., 5.125%, 7/15/37,
             Ser FF                                                                Aaa/AAA         7,274,610
   4,910   State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43,
             Ser. H                                                                Aa3/AA-         4,999,411
   3,225   State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8            Aaa/AAA         3,289,629
   7,555   State Water Resources Auth., 5.00%, 8/1/32, Ser. J (FSA)                Aaa/AAA         7,736,169
                                                                                                 -----------
                                                                                                  24,328,249
                                                                                                 -----------
           MICHIGAN--7.1%
  12,240   Detroit Water Supply Syst., 5.00%, 7/1/34, Ser. B (MBIA)                Aaa/AAA        12,491,042
   5,000   State Building Auth. Rev., 5.00%, 10/15/26, Ser. III (FSA)              Aaa/AAA         5,136,300
     175   State Hospital Finance Auth. Rev., Detroit Medical Center,
             5.25%, 8/15/23                                                         Ba3/B            135,431
   4,000   State Hospital Finance Auth. Rev., Henry Ford Health Syst.,
             5.00%, 3/1/17                                                          A1/A-          4,127,200
   5,980   State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,
             5.75%-6.00%, 4/1/22-4/1/32                                              A2/A          6,227,854
  20,000   State Hospital Finance Auth. Rev., Trinity Health Credit,
             5.375%, 12/1//30                                                      Aa3/AA-        20,658,200
   1,000   Technological University, 5.00%, 10/1/33 (XLCA)                         Aaa/AAA         1,015,200
                                                                                                 -----------
                                                                                                  49,791,227
                                                                                                 -----------
           MINNESOTA--0.3%
   2,400   Upsala Independent School Dist. No. 487, GO,
             5.00%, 2/1/28 (FGIC)                                                  Aaa/Aaa         2,452,272
                                                                                                 -----------
           MISSISSIPPI--0.6%
   4,250   Business Finance Corp., Pollution Control Rev.,
             5.875%-5.90%, 4/1/22-5/1/22                                           Ba1/BBB         4,281,302
                                                                                                 -----------

                        9.30.04 PIMCO Municipal Income Funds III Annual Report 7

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                          Credit Ratings
   (000)                                                                         (Moody's/ S&P)*      Value
--------------------------------------------------------------------------------------------------------------

           MISSOURI--3.0%
 $ 4,000   Bi-State Dev. Agcy., Missouri Illinois Met. Dist., 5.00%, 10/1/32
             (FSA)                                                                   Aaa/AAA       $ 4,095,960
   4,365   State Environmental Improvement & Energy Resources Auth.,
             Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B                      Aaa/NR         4,574,826
   7,500   State Health & Educational Facs. Auth., Health Facs. Rev.,
             6.25%, 12/1/30                                                            A2/A          7,992,900
   1,350   St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev.,
             5.20%, 1/20/36 (GNMA)                                                    NR/AAA         1,381,860
   3,000   St. Louis Industrial Dev. Auth. Rev., 5.125%,
             12/20/29-12/20/30 (GNMA)                                                 NR/AAA         3,073,485
                                                                                                   -----------
                                                                                                    21,119,031
                                                                                                   -----------
           MONTANA--1.6%
  11,250   Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)                     Aaa/AAA        11,469,375
                                                                                                   -----------
           NEVADA--0.6%
   3,355   Henderson Health Care Fac. Rev., 5.125%, 7/1/28                          Baa1/BBB+        3,206,172
   1,000   Henderson Local Improvement Dist., Special Assessment,
             5.80%, 3/1/23                                                            NR/NR          1,023,480
                                                                                                   -----------
                                                                                                     4,229,652
                                                                                                   -----------
           NEW HAMPSHIRE--0.7%
   4,750   Manchester Water Works, 5.00%, 12/1/28-12/1/34 (FGIC)                     Aaa/AAA         4,850,833
                                                                                                   -----------
           NEW JERSEY--4.3%
   1,540   Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27                      Baa3/BBB        1,558,080
   2,500   Middlesex Cnty., Pollution Control Auth. Rev., 5.75%, 9/15/32             Ba1/BBB-        2,583,550
   4,500   Economic Dev. Auth. Economic Dev. Rev., 6.50%, 4/1/28                     Baa3/NR         5,128,245
     300   Economic Dev. Auth. Industrial Dev. Rev., 7.00%, 10/1/14                   Ba3/NR           308,937
   3,000   Health Care Facs. Financing Auth. Rev., Pascack Valley Hospital,
             6.625%, 7/1/36                                                           NR/B+          2,824,380
   2,000   Health Care Facs. Financing Auth. Rev., Somerset Medical Center,
             5.50%, 7/1/33                                                           Baa2/NR         1,988,380
   2,000   South Port Corp., Rev., 5.10%, 1/1/33, Ser. K.                             NR/A-          2,033,200
   1,500   State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D                  NR/NR          1,591,935
  12,855   Tobacco Settlement Financing Corp., Rev., 6.00%-6.75%,
             6/1/24-6/1/43.                                                          Baa3/BBB       12,258,653
                                                                                                   -----------
                                                                                                    30,275,360
                                                                                                   -----------
           NEW MEXICO--0.1%
   1,000   Farmington Pollution Control Rev., 5.80%, 4/1/22                          Baa2/BBB        1,015,090
                                                                                                   -----------
           NEW YORK--5.5%
  10,000   Metropolitan Transportation Auth. Rev.,
             5.25%, 11/15/32, Ser. B                                                   A2/A         10,388,300
           New York City Muni. Water Fin. Auth., Water & Sewer
             Syst. Rev.,
   5,000     5.00%, 6/15/35, Ser. C                                                  Aa2/AA+         5,084,200
   1,500     5.00%, 6/15/39, Ser. A                                                  Aa2/AA+         1,520,610

8 PIMCO Municipal Income Funds III Annual Report 9.30.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                        (Moody's/ S&P)*      Value
--------------------------------------------------------------------------------------------------------------

           NEW YORK (CONTINUED)
 $ 3,800   State Dorm Auth. Rev., 5.00%, 3/15/32                                     A1/AA        $ 3,846,892
  11,590   State Dorm Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                                   Aa2/AA        11,786,103
   4,000   State Dorm Auth. Rev., St. Barnabas, 5.125%, 2/1/22,
             Ser. A (FHA)                                                           Aaa/AAA         4,252,520
   2,000   State Environmental Facs. Corp. Clean Water & Drinking Rev.,
             5.00%, 6/15/28                                                         Aaa/AAA         2,058,100
                                                                                                  -----------
                                                                                                   38,936,725
                                                                                                  -----------
           NORTH CAROLINA--1.7%
   2,000   Charlotte-Mecklenberg Hospital Auth., Healthcare Syst. Rev.,
             5.00%, 1/15/33, Ser. A                                                  Aa3/AA         2,029,640
           Eastern Municipal Power Agcy., Power Syst. Rev.,
   4,000     5.125%, 1/1/23-1/1/26, Ser. D                                          Baa2/BBB        4,034,560
   3,795     5.375%, 1/1/17, Ser. C                                                 Baa2/BBB        4,058,942
   1,500   Medical Care Commission, Health Care Facs. Rev., 5.00%, 7/1/35
             (AMBAC)                                                                Aaa/AAA         1,525,350
                                                                                                  -----------
                                                                                                   11,648,492
                                                                                                  -----------
           OHIO--0.4%
   2,500   Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                               A1/AA-         2,551,200
                                                                                                  -----------
           PENNSYLVANIA--3.5%
   4,350   Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B          B2/B          5,005,197
   1,500   Cumberland Cnty. Muni. Auth. Retirement Community Rev.,
             7.25%, 1/1/35, Ser. A                                                   NR/NR          1,539,315
   3,250   Delaware River Joint Toll Bridge, Commission Bridge Rev.,
             5.00%, 7/1/28                                                           A2/A-          3,281,850
   3,000   Lehigh Cnty. General Purpose Auth. Rev., 5.375% 8/15/33                  Baa2/BBB        2,975,880
   5,000   Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)             Aaa/AAA         5,131,850
   6,300   St. Mary Hospital Auth., Bucks Cnty., 5.00%, 12/1/28
             (Partially pre-refunded @ 101 6/1/08) (a)                               Aa2/AA         6,453,783
                                                                                                  -----------
                                                                                                   24,387,875
                                                                                                  -----------
           PUERTO RICO--0.3%
   2,200   Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN                  A3/A-          2,264,636
                                                                                                  -----------
           SOUTH CAROLINA--2.1%
   7,500   Florence Cnty. Hospital Rev., 5.00%, 11/1/31, Ser. A (FSA)               Aaa/AAA         7,642,425
   6,700   Jobs Economic Dev. Auth. Rev., 5.625%, 11/15/30                           A3/A-          6,828,372
                                                                                                  -----------
                                                                                                   14,470,797
                                                                                                  -----------
           TENNESSEE--0.7%
   1,250   Knox Cnty. Health Educational & Housing Facs. Board Hospital
             Facs. Rev., 5.25%, 10/1/30                                             A1/AA-          1,284,450
   3,500   Memphis Electric Syst. Rev., 5.00%, 12/1/12, Ser. A. (MBIA)              Aaa/AAA         3,887,905
                                                                                                  -----------
                                                                                                    5,172,355
                                                                                                  -----------

                        9.30.04 PIMCO Municipal Income Funds III Annual Report 9

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                   Credit Ratings
   (000)                                                                  (Moody's/ S&P)*       Value
--------------------------------------------------------------------------------------------------------------

           TEXAS--10.3%
 $ 4,135   Canyon Independent School Dist., GO, 5.00%,
             2/15/28, Ser. A (PSF)                                             NR/AAA       $  4,194,006
   2,500   Columbia & Brazoria Independent School Dist., GO, 5.00%,
             8/1/29 (PSF)                                                      NR/AAA          2,533,650
   1,300   Comal Cnty. Health Facs. Dev. Healthcare Syst. Rev., 6.25%,
             2/1/32                                                           Baa2/BBB         1,327,742
  33,000   Denton Independent School Dist., GO,
             zero coupon, 8/15/26-8/15/31 (PSF)                               Aaa/AAA          8,293,390
           Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
   2,750     5.375%, 2/15/26                                                   NR/AA-          2,815,505
   5,000     5.375%, 7/1/29 (MBIA)                                            Aaa/AAA          5,172,750
           Harris Cnty., GO,
   4,400     5.125% 8/15/31                                                   Aa1/AA+          4,984,408
  19,500     5.125% 8/15/32 (FSA)                                             Aaa/AAA         19,948,305
   4,005   Houston, GO, 5.00%, 3/1/25 (MBIA)                                  Aaa/AAA          4,096,835
   5,000   Houston Water & Sewer Syst. Rev., 5.00%, 12/1/30,
             Ser. A (FSA) (Pre-refunded @ 100, 12/1/12) (a)                   Aaa/AAA          5,610,850
   7,000   Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF)            Aaa/NR          7,063,700
     415   Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF)          NR/AAA            419,005
   1,500   North Thruway Auth., Dallas North Thruway Syst. Rev., 5.00%,
             1/1/33, Ser. A (AMBAC)                                           Aaa/AAA          1,522,140
   2,105   Northwest Harris Cnty. Muni Utility Dist. No. 16, GO, 5.30%,
             10/1/29 (Radian)                                                  NR/AA           2,144,953
   2,000   University of Texas, 5.00%, 7/1/26, Ser. B                         Aaa/AAA          2,051,040
                                                                                            ------------
                                                                                              72,178,279
                                                                                            ------------
           UTAH--0.8%
   4,100   Salt Lake Cnty. Hospital Rev., 5.125%, 2/15/33 (AMBAC)             Aaa/AAA          4,184,132
   1,750   Weber Cnty., Hospital Rev., 5.00%, 8/15/30                         Aa1/AA+          1,752,905
                                                                                            ------------
                                                                                               5,937,037
                                                                                            ------------
           WASHINGTON--6.9%
   6,375   Chelan Cnty. Public Utility Dist. Rev., No. 001,
             5.125%, 7/1/33, Ser. C (AMBAC)                                   Aaa/AAA          6,515,378
  15,000   King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)                 Aaa/AAA         15,198,900
   3,000   Port Seattle Rev., 5.00%, 9/1/24 (FGIC)                            Aaa/AAA          3,092,700
  24,350   Tobacco Settlement Auth., Tobacco Settlement Rev.,
             6.50%, 6/1/26                                                    Baa3/BBB        23,659,434
                                                                                            ------------
                                                                                              48,466,412
                                                                                            ------------
           WISCONSIN--0.1%
     560   Badger Tobacco Asset Securitization Corp., 6.00%, 6/1/17           Baa3/BBB           542,595
                                                                                            ------------
           Total Municipal Bonds & Notes (cost-$615,762,487)                                 633,567,132
                                                                                            ------------

10 PIMCO Municipal Income Funds III Annual Report 9.30.04

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                      Credit Ratings
   (000)                                                                     (Moody's/ S&P)*       Value
-----------------------------------------------------------------------------------------------------------

 VARIABLE RATE NOTES (b)(c)(d)--6.5%

           CALIFORNIA--1.5%
 $ 7,000   State Economic Recovery, 17.325%, 7/1/11, Ser. 930                       NR/AAA     $ 10,812,410
                                                                                               ------------
           ILLINOIS--0.3%
   1,990   Dev. Finance Auth. Gas Supply Rev., 21.56%, 2/1/11 (AMBAC)               NR/NR         2,206,870
                                                                                               ------------
           MICHIGAN--1.7%
   4,990   Detroit Sewer Disposal Rev., 22.20%, 7/1/11 (FSA)                        NR/AAA        5,691,444
   5,720   Detroit Water Supply Syst. Rev., 20.67%, 1/1/11 (MBIA)                   NR/AAA        6,437,860
                                                                                               ------------
                                                                                                 12,129,304
                                                                                               ------------
           NEW MEXICO--0.2%
   1,005   State Auth. Transit Rev., 8.04%, 6/15/12, Ser. 949 (AMBAC)               Aaa/NR        1,238,321
                                                                                               ------------
           TEXAS--1.7%
   2,450   Dallas Area Rapid Transit Rev., 18.10%, 12/1/26 (FGIC)                   NR/NR         2,650,876
   5,058   Denton Independent School Dist., GO, 8.04%, 8/15/33 (PSF)                Aaa/NR        5,155,110
   1,870   Mansfield Independent School Dist., GO, 21.44%, 2/15/23 (PSF)            NR/NR         2,040,525
   2,060   University Rev., 18.49%, 8/15/27                                         NR/NR         2,242,289
                                                                                               ------------
                                                                                                 12,088,800
                                                                                               ------------
           WASHINGTON--1.1%
   1,520   King Cnty. Sewer Rev., 22.02%, 7/1/11 (FGIC)                             NR/NR         1,674,903
   3,655   Port Tacoma, GO, 20.00%, 12/1/33 (AMBAC)                                 NR/NR         4,003,175
   1,510   Seattle Drain & Wastewater Rev., 22.15%, 7/1/10 (FGIC)                   NR/NR         1,656,697
                                                                                               ------------
                                                                                                  7,334,775
                                                                                               ------------
           Total Variable Rate Notes (cost-$43,393,633)                                          45,810,480
                                                                                               ------------
 VARIABLE RATE DEMAND NOTES (b)(e)--2.5%

           CALIFORNIA--0.2%
   1,100   Metropolitan Water Dist., Southern CA. Waterworks Rev.,
             1.73%, 10/1/04, Ser. B-3                                             VMIG1/A-1+      1,100,000
                                                                                               ------------
           TEXAS--2.3%
   5,000   Gulf Coast Waste Disp. Auth. Pollution Control Rev.,
             1.61%, 10/1/04                                                       VMIG1/A-1+      5,000,000
  11,250   Lower Neches Valley Industrial Dev. Corp. Exempt Facs. Rev.,
             1.65%, 10/1/04, Ser. A                                               VMIG1/A-1+     11,250,000
                                                                                               ------------
                                                                                                 16,250,000
                                                                                               ------------
           Total Variable Rate Demand Notes (cost-$17,350,000)                                   17,350,000
                                                                                               ------------
 U.S. TREASURY BILLS (f)--1.4%

  10,055     1.56%-1.67%, 12/2/04-12/16/04 (cost-$10,024,285)                                    10,024,251
                                                                                               ------------
           TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN
             (cost-$686,530,405)--100.4%                                                        706,751,863
                                                                                               ------------

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 11

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (concluded)
--------------------------------------------------------------------------------

 Contracts                                                                                Value
---------------------------------------------------------------------------------------------------

 CALL OPTIONS WRITTEN (g)--(0.4)%
            U.S. Treasury Bonds Futures, Chicago Board of Trade:
  (389)       Strike Price $108, expires 11/26/04                                     $ (1,762,656)
  (210)       Strike Price $109, expires 11/26/04                                         (794,063)
  (360)       Strike Price $114, expires 11/26/04                                         (208,125)
                                                                                      ------------
            Total call options written (premiums received-$2,274,090)                   (2,764,844)
                                                                                      ------------
 PUT OPTIONS WRITTEN (g)--(0.0)%
  (582)     U.S. Treasury Bonds Futures, Chicago Board of Trade:
              Strike Price $108, expires 11/26/04 (premiums received-$288,818)            (190,969)
                                                                                      ------------
            Total options written (premiums received-$2,562,908)                        (2,955,813)
                                                                                      ------------
            TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$683,967,497)--100.0%     $703,796,050
                                                                                      ------------

12 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004
--------------------------------------------------------------------------------

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/ S&P)*     Value
-------------------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES--84.9%

$ 14,925    Association of Bay Area Governments Finance Auth. Rev., Odd
              Fellows Home,
              5.20%-5.35%, 11/15/22-11/15/32                                           NR/A       $ 15,313,805
   1,000    Alameda Public Finance Auth. Rev., 7.00%, 6/1/09                         Baa2/NR         1,006,560
   2,135    Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
              5.50%, 12/1/28-12/1/33                                                  NR/BBB         2,137,441
   2,000    Butte-Glenn Community College, GO,
              5.00%, 8/1/26, Ser. A (MBIA)                                            Aaa/NR         2,060,280
   2,000    Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
              6.00%, 9/1/32                                                           NR/NR          2,062,440
   1,000    Carlsbad Improvement Bond Act 1915, 6.00%, 9/2/34                         NR/NR          1,030,360
   1,000    Cathedral City Public Financing Auth. Rev.,
              5.00%, 8/1/33, Ser A (MBIA)                                            Aaa/AAA         1,018,590
   1,150    Ceres Redev. Agcy. Tax Allocation,
              5.00%, 11/1/33 (MBIA)                                                  Aaa/AAA         1,175,081
   5,765    Ceres Unified School Dist., GO,
              zero coupon, 8/1/28-8/1/29 (FGIC)                                      Aaa/AAA         1,488,152
   3,895    Chula Vista Community Fac. Dist., Special Tax.,
              5.75%-6.20%, 9/1/26-9/1/33                                              NR/NR          4,004,737
     945    Chula Vista Improvement Board Act 1915, Special Assessment,
              6.15%, 9/2/29                                                           NR/NR            973,048
   8,000    Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev.,
              5.625%, 8/1/33                                                          NR/BBB         8,118,720
   3,775    Cucamonga School Dist., CP,
              5.20%, 6/1/27                                                           NR/A-          3,780,398
   5,205    Eastern Muni. Water Dist. Community Facs., Special Tax,
              5.75%-6.10%, 9/1/27-9/1/33                                              NR/NR          5,309,192
   2,500    Educational Fac. Auth. Rev., Institute of Technology,
              5.00%, 10/1/32, Ser. A                                                 Aaa/AAA         2,547,200
   2,455    Educational Facs. Auth. Rev., Loyola-Marymount University,
              zero coupon, 10/1/34 (MBIA)                                             Aaa/NR           485,231
   5,000    Educational Facs. Auth. Rev., Pepperdine Univ.,
              5.00, 9/1/33, Ser. A (FGIC)                                            Aaa/AAA         5,094,550
     500    Franklin-Mckinley School Dist., GO,
              5.00%, 8/1/27, Ser. B (FSA)                                            Aaa/AAA           513,240
   5,000    Fremont Community Facs. Dist., Special Tax,
              6.30%, 9/1/31                                                           NR/NR          5,152,300
   9,500    Fresno School Unified Dist., GO,
              6.00%, 8/1/26, Ser. A (MBIA)                                           Aaa/AAA        11,422,135
   4,380    Glendale Electric Works Rev.,
              5.00%, 2/1/27 (MBIA)                                                   Aaa/AAA         4,490,595
  56,490    Golden State Tobacco Securitization Corp., Tobacco Settlement
              Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                        Baa3/BBB       54,226,193
            Health Facs. Financing Auth. Rev.,
   5,000      5.00%, 3/1/33, Ser. A                                                    NR/A          4,917,800
   6,000      5.00%, 11/1/33, Ser. B (MBIA)                                          Aaa/AAA         6,082,800
   2,000      6.25%, 8/15/35, Ser. A                                                  A1/AA-         2,223,300

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                     Credit Ratings
   (000)                                                                    (Moody's/ S&P)*           Value
-----------------------------------------------------------------------------------------------------------

$  5,000   Health Facs. Financing Auth. Rev., Kaiser Permanente,
             5.00%, 10/1/18, Ser. B                                             A3/AAA      $  5,312,800
   3,550   Health Fac. Financing Auth. Rev., Northern California Ret.
             Officers, 5.125%-5.250%, 1/1/22-1/1/26                              NR/A          3,672,971
   2,750   Infrastructure & Economic Dev. Bank Rev., Claremount Univ.
             Consortium, 5.25%, 10/1/33                                         Aa3/NR         2,866,490
           Infrastructure & Economic Dev. Rev., Kaiser Assistance Corp.,
   3,000     5.50%, 8/1/31 Ser. B                                                A2/A          3,099,240
   8,000     5.55%, 8/1/31 Ser. A                                                NR/A          8,292,880
   3,725   La Mesa-Spring Valley School Dist., GO,
             5.00%, 8/1/26, Ser. A (FGIC)                                      Aaa/AAA         3,826,655
   1,400   La Quinta Redev. Agcy, Tax Allocation,
             5.10%, 9/1/31 (AMBAC)                                             Aaa/AAA         1,435,182
      20   Lancaster Financing Auth. Tax Allocation Rev.,
             4.75%, 8/1/33-2/1/34 (MBIA)                                       Aaa/AAA            19,626
     825   Lee Lake Water Dist. Community Facs. Dist., Special Tax,
             6.125, 9/1/32                                                      NR/NR            850,666
   5,000   Long Beach Community College Dist.,
             5.00%, 5/1/28, Ser. A (MBIA)                                      Aaa/AAA         5,122,400
           Los Angeles Unified School Dist., GO,
   7,650     5.00%, 1/1/28, Ser. A (MBIA)                                      Aaa/AAA         7,839,949
   3,000     5.125%, 1/1/27, Ser. E (MBIA)                                     Aaa/AAA         3,131,160
   1,000   Lynwood Unified School Dist., GO,
             5.00%, 8/1/27, Ser. A (FSA)                                        Aaa/NR         1,026,480
   5,280   Modesto Irrigation Dist., CP,
             5.00%, 7/1/33 (MBIA)                                              Aaa/AAA         5,388,293
   2,180   Murrieta Valley Unified School Dist., Special Tax,
             6.40%, 9/1/24                                                      NR/NR          2,271,146
   5,000   Oakland GO,
             5.00%, 1/15/33, Ser. A (MBIA)                                     Aaa/AAA         5,098,100
   2,530   Oakland Redev. Agcy., Tax Allocation,
             5.25%, 9/1/27-9/1/33                                               NR/A-          2,535,349
   5,000   Orange Cnty. Community Facs. Dist., Special Tax,
             5.55%, 8/15/33, Ser. A                                             NR/NR          5,024,900
   5,000   Orange Cnty. Unified School Dist., CP,
             4.75%, 6/1/29 (MBIA)                                              Aaa/AAA         4,978,100
   1,000   Orange Cnty. Water Dist. Rev., CP,
             5.00%, 8/15/28 (MBIA)                                             Aaa/AAA         1,025,130
   2,000   Palm Desert Financing Auth., Tax Allocation Rev.,
             5.00%, 4/1/25, Ser. A (MBIA)                                      Aaa/AAA         2,076,540
   1,410   Pomona Public Financing Auth. Rev.,
             5.00%, 12/1/37, Ser. AF (MBIA)                                    Aaa/AAA         1,432,560
   3,385   Poway Unified School Dist., Special Tax,
             6.05%-6.125%, 9/1/25-9/1/33                                        NR/NR          3,460,597
   5,000   Riverside CP,
             5.00%, 9/1/33 (AMBAC)                                              NR/AAA         5,104,250
     500   Rocklin Unified School Dist. Community Facs., Special Tax,
             5.00%, 9/1/29 (MBIA)                                              Aaa/AAA           510,060

14 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                Credit Ratings
   (000)                                                                (Moody's/ S&P)*       Value
-----------------------------------------------------------------------------------------------------

$  7,680   Rowland Unified School Dist., GO,
             5.00%, 8/1/28, Ser. B (FSA)                                    Aaa/AAA      $  7,872,230
   1,470   Sacramento City Financing Auth. Rev.,
             6.25%, 9/1/23, Ser. A                                           NR/NR          1,526,345
           San Diego Unified School Dist., GO,
     480     5.00%, 7/1/26, Ser. C (FSA)                                    Aaa/AAA           494,352
  19,425     5.00%, 7/1/26-7/1/28, Ser. E (FSA)                             Aaa/AAA        19,963,093
   1,500   San Diego Univ. Foundation Auxiliary Organization, Rev.,
             5.00%, 3/1/27, Ser. A (MBIA)                                   Aaa/AAA         1,534,395
   3,000   San Jose Libraries & Parks Project, GO,
             5.125%, 9/1/31                                                 Aa1/AA+         3,079,650
  16,085   Santa Ana Unified School Dist., GO,
             zero coupon, 8/1/26-8/1/32, Ser. B (FGIC)                      Aaa/AAA         4,135,911
   1,250   Santa Clara Valley Transportation Auth., Sales Tax Rev.,
             5.00%, 6/1/26, Ser. A (MBIA)                                   Aaa/AAA         1,276,150
   6,000   Santa Margarita Water Dist., Special Tax,
             6.25%, 9/1/29                                                   NR/NR          6,217,535
   1,205   Sequoia Union High School Dist., GO,
             5.00%, 7/1/23-7/1/24 (MBIA)                                     Aaa/NR         1,261,358
   4,475   Simi Valley Community Dev. Agcy., Tax Allocation,
             5.00%, 9/1/25 (FGIC)                                           Aaa/AAA         4,620,930
   4,250   Sonoma Cnty. Jr. College Dist.,
             5.00%, 8/1/27, Ser. A (FSA)                                    Aaa/AAA         4,362,540
   1,000   Sonoma Cnty. Water Agcy. Water Rev.,
             5.00%, 7/1/32, Ser. A (MBIA)                                   Aaa/AAA         1,018,460
           South Tahoe Joint Powers Financing Auth.,
   2,500     5.125%, 10/1/09                                                 NR/NR          2,557,775
   4,425     5.45%, 10/1/33                                                  NR/BBB         4,437,434
  14,900   Southern CA. Public Power Auth., Power Project Rev.,
             5.00%, 7/1/33 (AMBAC)                                          Aaa/AAA        15,205,599
   4,095   State Dept. Veteran Affairs Home Purchase Rev.,
             5.35%, 12/1/27, Ser. A (AMBAC)                                 Aaa/AAA         4,236,278
           State Public Works Board Lease Rev.,
   5,385     5.00%, 10/1/19                                                  A3/A-          5,613,486
   4,600     5.00%, 4/1/28, Ser. A                                          Aa2/AA-         4,657,086
   1,105     5.375 4/1/28                                                   Baa1/A-         1,139,542
   3,505   Statewide Community Dev. Auth., CP, Internext Group,
             5.375%, 4/1/30                                                 NR/BBB-         3,398,588
           Statewide Community Dev. Auth. Rev.,
  15,000     5.50%, 10/1/33, Ser. A                                           A3/A         15,534,600
   7,300     5.50%, 11/15/33, Ser. A                                          NR/A          7,558,712
  10,000     5.50% 8/15/34, Ser. B                                          A1/AA-         10,340,800
   2,500     7.25%, 10/1/33                                                  NR/NR          2,567,150
   1,795   Sunnyvale Financing Auth., Water & Wastewater Rev.,
             5.00%, 10/1/26 (AMBAC)                                         Aaa/AAA         1,839,642
   2,000   Tamalpais Union High School Dist., GO,
             5.00%, 8/1/26 (MBIA)                                           Aaa/AAA         2,054,580

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                     Credit Ratings
   (000)                                                                     (Moody's/ S&P)*    Value
---------------------------------------------------------------------------------------------------------

$  2,000    Temecula Public Financing Auth., Special Tax,
              6.00%, 9/1/33, Ser. A                                               NR/NR     $  2,071,820
            Tobacco Securitization Agcy. Rev.,
  15,100      5.875%-6.00%, 6/1/35-6/1/42                                        Baa3/NR      12,943,955
   2,000      6.125%, 6/1/43                                                      NR/BBB       1,755,380
   2,950    Torrance Medical Hospital Rev.,
              5.50%, 6/1/31                                                       A1/A+        3,026,434
   4,000    Vernon Electric System Rev.,
              5.50%, 4/1/33                                                      A2/BBB+       4,100,560
   1,000    West Basin Municipal Water Dist. Rev., CP,
              5.00%, 8/1/30                                                      Aaa/AAA       1,021,400
   2,500    William S. Hart Union High School Dist., Special Tax,
              6.00%, 9/1/33                                                       NR/NR        2,551,650
   2,750    Woodland Finance Auth. Lease Rev.,
              5.00%, 3/1/32 (XLCA)                                               Aaa/AAA       2,792,267
                                                                                            ------------
            Total California Municipal Bonds & Notes (cost-$392,608,378)                     400,803,359
                                                                                            ------------
OTHER MUNICIPAL BONDS & NOTES--3.8%

            NEW YORK--0.6%
   2,500    New York State Dormitory Auth. Revs.,
              6.25%, 8/15/15 (FHA)                                               Aa2/AAA       2,876,075
                                                                                            ------------
            PUERTO RICO--3.2%
   3,500    Commonwealth, GO, 5.00%, 7/1/30, Ser. A                              Baa1/A-       3,801,105
   1,500    Electric Power Auth. Power Rev.,
              5.125%, 7/1/29, Ser NN                                              A3/A-        1,544,070
            Public Buildings Auth. Rev.,
   4,420      5.00%, 7/1/36, Ser. I                                              Baa1/A-       4,453,592
     290      5.25%, 7/1/36, Ser. D                                              Baa1/A-         298,332
     790      5.25%, 7/1/36, Ser. D (Pre-refunded @ 100, 7/1/12) (a)             Baa1/A-         891,539
   3,800    Public Finance Corp. Rev.,
              5.75, 8/1/27, Ser. A                                              Baa2/BBB+      4,282,486
                                                                                            ------------
                                                                                              15,271,124
                                                                                            ------------
            Total Other Municipal Bonds & Notes (cost-$17,309,209)                            18,147,199
                                                                                            ------------
CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)--9.5%

   1,465    Infrastructure & Economic Dev. Bank Rev.,
              18.21%, 7/1/29 (AMBAC)                                              NR/NR        1,619,455
            Los Angeles Unified School Dist., GO,
   1,745      17.27%, 1/1/23 Ser. 1763-B (MBIA)                                   NR/NR        1,730,918
   2,090      19.91%, 1/1/11 Ser. 1763-A, (MBIA)                                  NR/NR        3,445,658
   2,020    Los Angeles Water & Power Rev.,
              17.09%, 1/1/25                                                      NR/NR        2,132,191
     950    Orange Cnty. Water Dist. Rev., CP,
              19.83%, 2/15/11 (MBIA)                                              NR/NR        1,064,646
     710    Pajaro Valley Unified School Dist., GO,
              23.49%, 8/1/11                                                      NR/NR          860,697

16 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                                  Credit Ratings
  (000)                                                                   (Moody's/ S&P)*      Value
=======================================================================================================

$ 1,170     Pasadena Water Rev.,
              18.91%, 6/1/27 (FGIC)                                            NR/NR       $  1,301,426
  1,785     Sacramento Cnty. Water Financing Auth. Rev.,
              20.59%, 6/1/11 (AMBAC)                                           NR/NR          2,005,287
  1,150     Sacramento Muni. Utility Dist., Electric Rev.,
              23.35%, 2/15/11 (MBIA)                                           NR/NR          1,316,002
  1,725     San Diego Community College Dist., GO,
              23.48%, 5/1/11 (FSA)                                             NR/NR          2,020,596
  2,680     San Marcos Public Facs. Auth. Tax Allocation Rev.,
              19.96%, 2/1/11-8/1/11 (FGIC)                                     NR/NR          2,897,657
  2,065     Southern CA Public Power Auth., Power Project Rev.,
              20.28%, 7/1/11 (AMBAC)                                           NR/NR          2,317,488
 11,300     State Economic Recovery, 8.07%, 7/1/12, Ser. 956 (MBIA)            NR/NR         13,903,972
  6,980     University of CA. Rev.,
              23.18%, 9/1/31-9/1/34 (FSA)                                      NR/NR          8,002,578
                                                                                           ------------
            Total California Variable Rate Notes (cost-$44,083,712)                          44,618,571
                                                                                           ------------
CALIFORNIA VARIABLE RATE DEMAND NOTES (b)(e)--0.8%

    835     Irvine Ranch Water Dist., GO,
              1.62%, 10/1/04                                                 VMIG/A-1+          835,000
  1,400     Metropolitan Water Dist., Southern CA Waterworks Rev.,
              1.73%, 10/1/04, Ser. B-3 (AMBAC)                               VMIG1/A-1+       1,400,000
  1,685     Orange Cnty. Sanitation Dist., CP,
              1.73%, 10/1/04, Ser. B (AMBAC)                                 VMIG1/A-1+       1,685,000
                                                                                           ------------
            Total California Variable Rate Demand Notes (cost-$3,920,000)                     3,920,000
                                                                                           ------------
U.S. TREASURY BILLS (f)--1.4%

  6,600       1.56%-1.66%, 12/2/04-12/16/04 (cost-$6,579,887)                 Aaa/AAA         6,579,867
                                                                                           ------------
            TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
              (cost-$464,501,186)--100.4%                                                   474,068,996
                                                                                           ------------
CALL OPTIONS WRITTEN (g)--(0.4)%

 Contracts
 ---------
            U.S. Treasury Bonds Futures, Chicago Board of Trade,
   (261)      Strike Price $108, expires 11/26/04                                           (1,182,656)
   (141)      Strike Price $109, expires 11/26/04                                             (533,156)
   (244)      Strike Price $114, expires 11/26/04                                             (141,063)
                                                                                           ------------
            Total call options written (premiums received-$1,528,197)                       (1,856,875)
                                                                                           ------------

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

  Contracts                                                                              Value
---------------------------------------------------------------------------------------------------

  PUT OPTIONS WRITTEN (g)--(0.0)%

  (364)     U.S. Treasury Bonds Futures, Chicago Board of Trade:
              Strike Price $108, expires 11/26/04 (premiums
              received-$180,635)                                                      $   (119,437)
                                                                                      ------------
            Total options written (premiums received-$1,708,832)                        (1,976,312)
                                                                                      ------------
            TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$462,792,354)--100.0%     $472,092,684
                                                                                      ============

18 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004
--------------------------------------------------------------------------------

  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                        (Moody's/S&P)*       Value
--------------------------------------------------------------------------------------------------------------

 NEW YORK MUNICIPAL BONDS & NOTES--77.3%
 $   2,800   East Rochester Housing Auth. Revs., St. Mary's Residence Project,
               5.375%, 12/20/22 (GNMA)                                               NR/AAA       $ 2,975,560
     1,000   Long Island Power Auth. Electric. Syst. Revs.,
               5.00%, 9/1/27, Ser. C                                                 Baa1/A-        1,011,420
     5,000   Metropolitan Transportation Auth. Revs., 5.00%, 11/15/31,
               Ser, F (MBIA)                                                         Aaa/AAA        5,103,350
     1,000   Monroe Tobacco Asset Securitization Corp. Tobacco Settlement
               Revs., 6.375%, 6/1/35                                                Baa1/BBB          984,410
     2,000   Nassau Cnty. Tobacco Settlement Corp. Revs., 6.60%, 7/15/39            Baa1/BBB-       1,980,880
     8,945   New York City, GO, 5.00%-5.375%, 3/1/27-3/1/33, Ser. I                   A2/A          9,057,687
     5,000   New York City Muni. Water Finance Auth., Water & Sewer Syst.
               Revs., 5.00%, 6/15/32, Ser. A                                         Aa2/AA+        5,064,900
     1,000   Niagara Falls Public Water Auth., Water & Sewer Syst. Revs.,
               5.00%, 7/15/34, Ser. A (MBIA)                                         Aaa/AAA        1,020,580
     2,855   Sachem Central School Dist., GO, 5.00%, 6/15/30 (MBIA)                  Aaa/AAA        2,925,604
     2,000   Schenectady Industrial Dev. Agcy., Union College Fac. Revs.,
               5.00% 7/1/32, Ser. A (AMBAC)                                          Aaa/NR         2,042,460
     2,995   State Cnty. Tobacco Settlement Trust, 5.625%, 6/1/35                   Baa1/BBB        2,706,791
     2,000   State Dormitory Auth. Revs., Columbia Univ.,
               5.00%, 7/1/24, Ser. A                                                 Aaa/AAA        2,102,440
     1,000   State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospitalital,
               4.75%, 8/1/27 (AMBAC)                                                 Aaa/AAA        1,002,730
     2,250   State Dormitory Auth. Revs., Jewish Board Family & Children,
               5.00%, 7/1/33 (AMBAC)                                                 Aaa/AAA        2,296,148
     2,000   State Dormitory Auth. Revs., Kaleida Health,
               5.05%, 2/15/25 (FHA)                                                  NR/AAA         2,046,320
     4,500   State Dormitory Auth. Revs., Lenox Hill Hospital,
               5.50%, 7/1/30                                                          A3/NR         4,695,345
     6,040   State Dormitory Auth. Revs., Long Island Univ.,
               5.00%, 9/1/23-9/1/32, Ser. A (Radian)                                 Baa3/AA        6,140,509
     3,000   State Dormitory Auth. Revs., Lutheran Medical Hospital,
               5.00%, 8/1/31 (MBIA)                                                  Aaa/AAA        3,063,270
     3,750   State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
               5.00%, 7/1/34, Ser. 1                                                 Aa2/AA         3,813,450
     4,000   State Dormitory Auth. Revs., Mount St. Mary College,
               5.00%, 7/1/27-7/1/32 (Radian)                                          NR/AA         4,050,580
     6,150   State Dormitory Auth. Revs., North General Hospital.,
               5.00%, 2/15/25                                                        NR/AA-         6,242,004
     1,000   State Dormitory Auth. Revs., North Shore L.I. Jewish Group,
               5.50%, 5/1/33                                                          A3/NR         1,042,260
     1,000   State Dormitory Auth. Revs., New York Univ.,
               5.00%, 7/1/31, Ser. 2 (AMBAC)                                         Aaa/AAA        1,017,660
     1,000   State Dormitory Auth. Revs., School Dist. Financing,
               5.00%, 10/1/30, Ser. D (MBIA)                                         Aaa/AAA        1,021,120
     1,250   State Dormitory Auth. Revs., Skidmore College,
               5.00%, 7/1/28 (FGIC)                                                  Aaa/NR         1,284,850

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                        (Moody's/S&P)*       Value
-------------------------------------------------------------------------------------------------------------

 $   3,740   State Dormitory Auth. Revs., St. Barnabas,
               5.00%, 2/1/31, Ser. A (AMBAC)                                           Aaa/AAA    $ 3,814,950
     3,600   State Dormitory Auth. Revs., State Personal Income Tax,
               5.00%, 3/15/32                                                           A1/AA       3,644,424
     1,250   State Dormitory Auth. Revs., Student Housing Corp.,
               5.125%, 7/1/34 (FGIC)                                                   Aaa/AAA      1,295,000
     1,500   State Dormitory Auth. Revs., Teachers College,
               5.00%, 7/1/32 (MBIA)                                                    Aaa/NR       1,528,800
     2,500   State Dormitory Auth. Revs., Winthrop-Nassau Univ.,
               5.75%, 7/1/28                                                           Baa1/NR      2,611,425
       620   State Dormitory Auth. Revs., Winthrop Univ., Hospital
               Association, 5.50%, 7/1/28-7/1/32, Ser. A                               Baa1/NR        636,380
     2,000   State Dormitory Auth. Revs., Yeshiva University,
               5.125%, 7/1/34 (AMBAC)                                                  Aaa/NR       2,072,000
     1,900   State Urban Dev. Corp. Revs., 5.00%, 3/15/33, Ser. C-1                     A1/AA       1,916,872
     2,000   Warren & Washington Cnty. Industrial Dev. Agcy. Civic Fac. Revs.,
               5.00%, 12/1/35, Ser. A (FSA)                                            Aaa/AAA      2,027,740
     1,250   Westchester Cnty. Industrial Dev. Agcy. Continuing Care,
               6.50%, 1/1/34                                                            NR/NR       1,283,475
                                                                                                  -----------
             Total New York Municipal Bonds & Notes (cost-$93,320,822)                             95,523,394
                                                                                                  -----------
OTHER MUNICIPAL BONDS & NOTES--10.6%

             CALIFORNIA--4.4%
     5,560   Golden State Tobacco Securization Corp. Tobacco Settlement
               Revs., 6.75%, 6/1/39, Ser. 2003-A-1,                                   Baa3/BBB      5,372,016
                                                                                                  -----------
             DISTRICT OF COLUMBIA--0.1%
       175   Tobacco Settlement Financing Corp., 6.50%, 5/15/33                       Baa3/BBB        161,205
                                                                                                  -----------
             PUERTO RICO--5.7%
     2,280   Children Trust Fund, Tobacco Settlement Revs.,
               5.50%-5.625%, 5/15/39-5/15/43                                          Baa3/BBB      1,982,149
     1,000   Electric Power Auth. Revs., 5.125%, 7/1/29, Ser. NN                        A3/A-       1,029,380
     4,000   Public Buildings Auth. Revs., Government Facs.,
               5.00%, 7/1/36, Ser. I                                                   Baa1/A-      4,030,400
                                                                                                  -----------
                                                                                                    7,041,929
                                                                                                  -----------
             SOUTH CAROLINA--0.3%
       370   Tobacco Settlement Rev. Management Auth., Tobacco Settlement
               Revs., 6.375%, 5/15/30, Ser. B                                         Baa3/BBB        340,548
                                                                                                  -----------
             WASHINGTON--0.1%
       135   Tobacco Settlement Auth., Tobacco Settlement Revs.,
               6.625%, 6/1/32                                                         Baa3/BBB        128,043
                                                                                                  -----------
             Total Other Municipal Bonds & Notes (cost-$12,188,132)                                13,043,741
                                                                                                  -----------

20 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                     Credit Ratings
    (000)                                                                     (Moody's/S&P)*        Value
------------------------------------------------------------------------------------------------------------

 NEW YORK VARIABLE RATE NOTES (b)(c)(d)--9.4%

$   1,555   Metropolitan Transportation Auth. Revs.,
              14.21%, 11/15/32, Ser. 862 (FGIC)                                   Aaa/NR        $  1,700,983
    1,667   New York City Trust for Cultural Resources Revs.,
              11.14%, 2/1/34, Ser. 950 (FGIC)                                     Aaa/NR           1,774,556
    1,205   State Dormitory Auth. Revs., 19.76%, 7/1/26                            NR/NR           1,375,941
    2,780   State Environmental Facs. Corp., State Clean Water & Drinking,
              15.67%, 7/15/23-7/15/27
    1,845   State Housing Finance Agcy., State Personal Income Tax,               NR/AAA           2,890,735
              14.20%, 3/15/33, Ser. 859
    2,000   Triborough Bridge & Tunnel Auth. Revs.,                                NR/AA           1,845,000
              8.06%, 11/15/32, Ser. 912 (MBIA)
            Total New York Variable Rate Notes (cost-$10,980,563)                  NR/NR           2,085,360
                                                                                                ------------
 OTHER VARIABLE RATE NOTES (b)(c)(d)--1.2%                                                        11,672,575
                                                                                                ------------
      960   California State Economic Recovery, GO, 18.575%, 1/1/10, Ser.
              935 (cost-$1,317,723)                                               Aa3/NR           1,479,744
 NEW YORK VARIABLE RATE DEMAND NOTES (b)(e)--0.6%                                               ------------

      700   New York City Transitional Finance Auth., 1.71%, 10/1/04
              (cost-$700,000)                                                   VMIG1/A-1+           700,000
                                                                                                ------------
 U.S. TREASURY BILLS (f)--1.3%

    1,665   1.56%-1.66%, 12/2/04-12/16/04                                         Aaa/AAA          1,659,709
              Total U.S. Treasury Bills (cost-$1,659,684)                                       ------------
            TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
              (cost-$120,166,924)--100.4%                                                        124,079,163
                                                                                                ------------
 CALL OPTIONS WRITTEN (g)--(0.4)%

Contracts   U.S. Treasury Bonds Futures, Chicago Board of Trade:
---------
      (70)    Strike Price $108, expires 11/26/04                                                   (317,187)
      (37)    Strike Price $109, expires 11/26/04                                                   (139,906)
      (63)    Strike Price $114, expires 11/26/04                                                    (36,422)
            Total call options written (premiums received-$405,128)                             ------------
                                                                                                    (493,515)
PUT OPTIONS WRITTEN (g)--(0.0)%                                                                 ------------

     (145)  U.S. Treasury Bonds Futures, Chicago Board of Trade:
              Strike Price $108, expires 11/26/04 (premiums
              received-$71,956)                                                                      (47,578)
                                                                                                ------------
            Total options written (premiums received-$477,084)                                      (541,093)
                                                                                                ------------
            TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
              (cost-$119,689,840)--100.0%                                                       $123,538,070
                                                                                                ============

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  9.30.04  PIMCO Municipal Income Funds III Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS III SCHEDULE OF INVESTMENTS
September 30, 2004 (continued)
--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS:

*    Unaudited
(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)  Variable Rate Notes--instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)  144A Security--Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d)  Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)  Maturity date shown is date of next call.
(f)  All or partial principal amount segregated as initial margin on futures contracts and options written.
(g)  Non-income producing.
--------------------------------------------------------------------------------

GLOSSARY
AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-insured by Financial Guaranty Insurance Co.
FHA-insured by Federal Housing Administration
FNMA-Federal National Mortgage Association
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
GNMA-Government National Mortgage Association
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
PSF-Public School Fund
Radian-insured by Radian Guaranty Inc.
XLCA-insured by XL Capital Assurance

22 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2004
--------------------------------------------------------------------------------

                                                                                CALIFORNIA         NEW YORK
                                                              MUNICIPAL III    MUNICIPAL III     MUNICIPAL III
                                                            ---------------   ---------------   ---------------

ASSETS:
Investments, at value (cost-$686,530,405, $464,501,186
  and $120,166,924, respectively)                            $ 706,751,863     $ 474,068,996     $124,079,163
---------------------------------------------------------    -------------     -------------     ------------
Cash                                                             1,389,064           487,925          524,975
---------------------------------------------------------    -------------     -------------     ------------
Interest receivable                                             11,925,113         7,739,044        1,753,164
---------------------------------------------------------    -------------     -------------     ------------
Receivable for variation margin on futures contracts               863,606           691,789          179,638
---------------------------------------------------------    -------------     -------------     ------------
Receivable for investments sold                                    708,150         6,852,562               --
---------------------------------------------------------    -------------     -------------     ------------
Prepaid expenses                                                    26,186            18,483           13,560
---------------------------------------------------------    -------------     -------------     ------------
  Total Assets                                                 721,663,982       489,858,799      126,550,500
---------------------------------------------------------    -------------     -------------     ------------

LIABILITIES:
Options written, at value (premiums received-$2,562,908,
  $1,708,832, $477,084, respectively)                            2,955,813         1,976,312          541,093
---------------------------------------------------------    -------------     -------------     ------------
Dividends payable to common and preferred shareholders           2,616,261         1,733,174          441,519
---------------------------------------------------------    -------------     -------------     ------------
Investment management fees payable                                 292,831           198,879           51,363
---------------------------------------------------------    -------------     -------------     ------------
Accrued expenses                                                   120,554            90,332           51,170
---------------------------------------------------------    -------------     -------------     ------------
  Total Liabilities                                              5,985,459         3,998,697        1,085,145
---------------------------------------------------------    -------------     -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  10,800, 7,400 AND 1,880, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                   270,000,000       185,000,000       47,000,000
---------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $ 445,678,523     $ 300,860,102     $ 78,465,355
---------------------------------------------------------    -------------     -------------     ------------

COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS:
Common Stock:
  Par value $0.00001 per share                               $         310     $         213     $         54
---------------------------------------------------------    -------------     -------------     ------------
  Paid-in capital in excess of par                             440,613,941       302,333,711       77,217,221
---------------------------------------------------------    -------------     -------------     ------------
Undistributed net investment income                                738,111         1,444,173          150,878
---------------------------------------------------------    -------------     -------------     ------------
Accumulated net realized loss                                  (11,883,586)      (10,037,811)      (2,316,612)
---------------------------------------------------------    -------------     -------------     ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                 16,209,747         7,119,816        3,413,814
---------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $ 445,678,523     $ 300,860,102     $ 78,465,355
---------------------------------------------------------    -------------     -------------     ------------
Common Shares Outstanding                                       31,035,173        21,302,905        5,446,069
---------------------------------------------------------    -------------     -------------     ------------
NET ASSET VALUE PER COMMON SHARE                                    $14.36            $14.12           $14.41
---------------------------------------------------------    -------------     -------------     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  9.30.04  PIMCO Municipal Income Funds III Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF OPERATIONS
For the year ended September 30, 2004
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA         NEW YORK
                                                               MUNICIPAL III    MUNICIPAL III     MUNICIPAL III
                                                            ----------------   ---------------   ---------------

INTEREST INCOME:
Interest                                                     $  41,311,642      $ 29,280,579      $  7,385,010
---------------------------------------------------------    -------------      ------------      ------------

EXPENSES:
Investment management fees                                       4,642,199         3,130,953           815,093
---------------------------------------------------------    -------------      ------------      ------------
Auction agent fees and commissions                                 703,826           474,852           124,001
---------------------------------------------------------    -------------      ------------      ------------
Custodian and accounting agent fees                                137,838           122,422            74,808
---------------------------------------------------------    -------------      ------------      ------------
Shareholder reports                                                 76,403            41,025             7,467
---------------------------------------------------------    -------------      ------------      ------------
Audit and tax services                                              54,380            43,734            24,446
---------------------------------------------------------    -------------      ------------      ------------
Trustees' fees and expenses                                         37,922            28,851            14,614
---------------------------------------------------------    -------------      ------------      ------------
Transfer agent fees                                                 34,167            32,931            30,487
---------------------------------------------------------    -------------      ------------      ------------
New York Stock Exchange listing fees                                24,919            23,840            18,724
---------------------------------------------------------    -------------      ------------      ------------
Insurance expense                                                   15,281            11,788             4,708
---------------------------------------------------------    -------------      ------------      ------------
Legal fees                                                          14,195             8,321             2,954
---------------------------------------------------------    -------------      ------------      ------------
Investor relations                                                   4,495             5,842             1,725
---------------------------------------------------------    -------------      ------------      ------------
Miscellaneous                                                       10,654             9,682             6,541
---------------------------------------------------------    -------------      ------------      ------------
  Total expenses                                                 5,756,279         3,934,241         1,125,568
---------------------------------------------------------    -------------      ------------      ------------
  Less: investment management fees waived                       (1,071,277)         (722,528)         (188,098)
---------------------------------------------------------    -------------      ------------      ------------
        custody credits earned on cash balances                    (17,409)           (8,507)           (5,314)
---------------------------------------------------------    -------------      ------------      ------------
  Net expenses                                                   4,667,593         3,203,206           932,156
---------------------------------------------------------    -------------      ------------      ------------

NET INVESTMENT INCOME                                        $  36,644,049      26,077,373        $  6,452,854
---------------------------------------------------------    -------------     -------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
  Investments                                                     (428,144)       (1,110,934)         (416,358)
---------------------------------------------------------    -------------     -------------      ------------
  Futures contracts                                            (12,626,479)       (7,188,575)       (3,124,027)
---------------------------------------------------------    -------------     -------------      ------------
  Options written                                                3,569,844           980,839           362,691
---------------------------------------------------------    -------------     -------------      ------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                   16,383,883        16,021,187         2,152,012
---------------------------------------------------------    -------------     -------------      ------------
  Futures contracts                                             (2,071,931)        1,125,673         1,290,240
---------------------------------------------------------    -------------     -------------      ------------
  Options written                                                1,931,016         1,148,921           391,222
---------------------------------------------------------    -------------     -------------      ------------
Net realized and unrealized gain on investments, futures
  contracts and options written                                  6,758,189        10,977,111           655,780
---------------------------------------------------------    -------------     -------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  NET INVESTMENT OPERATIONS                                     43,402,238        37,054,484         7,108,634
---------------------------------------------------------    -------------     -------------      ------------
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                           (2,729,318)       (1,861,708)         (447,012)
---------------------------------------------------------    -------------     -------------      ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $  40,672,920      $ 35,192,776      $  6,661,622
---------------------------------------------------------    -------------     -------------      ------------

24 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       This page intentionally left blank.

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS III   STATEMENTS OF CHANGES IN NET ASSETS
                                   APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                                   MUNICIPAL III
                                                                    -------------------------------------------
                                                                                                For the period
                                                                                             October 31, 2002*
                                                                              Year ended               through
                                                                      September 30, 2004    September 30, 2003
                                                                    --------------------   --------------------

INVESTMENT OPERATIONS:
Net investment income                                                  $  36,644,049          $  24,191,132
-----------------------------------------------------------------   --------------------   --------------------
Net realized gain (loss) on investments, futures contracts and
  options written                                                         (9,484,779)            (2,398,807)
-----------------------------------------------------------------   --------------------   --------------------
Net change in unrealized appreciation/depreciation of
  investments, futures contracts and options written                      16,242,968                (33,221)
-----------------------------------------------------------------   --------------------   --------------------
Net increase in net assets resulting from investment operations           43,402,238             21,759,104
-----------------------------------------------------------------   --------------------   --------------------

DIVIDENDS ON PREFERRED SHARES FROM:
  NET INVESTMENT INCOME                                                   (2,729,318)            (2,035,317)
-----------------------------------------------------------------   --------------------   --------------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                       40,672,920             19,723,787
-----------------------------------------------------------------   --------------------   --------------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                  (30,938,077)           (24,409,358)
-----------------------------------------------------------------   --------------------   --------------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                        --            441,625,425
-----------------------------------------------------------------   --------------------   --------------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                                        --             (2,700,000)
-----------------------------------------------------------------   --------------------   --------------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                                --             (1,208,944)
-----------------------------------------------------------------   --------------------   --------------------
Reinvestment of dividends                                                    774,444              2,038,323
-----------------------------------------------------------------   --------------------   --------------------
Net increase from capital share transactions                                 774,444            439,754,804
-----------------------------------------------------------------   --------------------   --------------------
Total increase in net assets applicable to common shareholders            10,509,287            435,069,233
-----------------------------------------------------------------   --------------------   --------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                      435,169,236                100,003
-----------------------------------------------------------------   --------------------   --------------------
End of period (including undistributed (dividends in excess of)
  net investment income of $738,111 and ($2,238,543);
  $1,444,173 and ($2,329,413); $150,878 and ($628,641);
  respectively)                                                        $ 445,678,523          $ 435,169,236
-----------------------------------------------------------------   --------------------   --------------------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                            --             30,829,000
-----------------------------------------------------------------   --------------------   --------------------
Issued in reinvestment of dividends                                           54,453                144,739
-----------------------------------------------------------------   --------------------   --------------------
NET INCREASE                                                                  54,453             30,973,739
-----------------------------------------------------------------   --------------------   --------------------

* Commencement of operations

26 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

      CALIFORNIA MUNICIPAL INCOME III                   NEW YORK MUNICIPAL III
-------------------------------------------   -------------------------------------------
                             For the period                               For the period
                          October 31, 2002*                            October 31, 2002*
          Year ended                through             Year ended               through
  September 30, 2004     September 30, 2003     September 30, 2004    September 30, 2003
--------------------   --------------------   --------------------   --------------------

   $  26,077,373          $  15,092,799           $  6,452,854           $  3,831,249
--------------------   --------------------   --------------------   --------------------
      (7,318,670)            (2,719,141)            (3,177,694)               861,082
--------------------   --------------------   --------------------   --------------------
      18,295,781            (11,175,965)             3,833,474               (419,660)
--------------------   --------------------   --------------------   --------------------
      37,054,484              1,197,693              7,108,634              4,272,671
--------------------   --------------------   --------------------   --------------------

      (1,861,708)            (1,326,256)              (447,012)              (330,543)
--------------------   --------------------   --------------------   --------------------
      35,192,776               (128,563)             6,661,622              3,942,128
--------------------   --------------------   --------------------   --------------------
     (20,442,079)           (16,095,956)            (5,226,323)            (4,129,347)
--------------------   --------------------   --------------------   --------------------
              --            302,744,550                     --             77,698,800
--------------------   --------------------   --------------------   --------------------
              --             (1,850,000)                    --               (470,000)
--------------------   --------------------   --------------------   --------------------
              --               (897,594)                    --               (323,602)
--------------------   --------------------   --------------------   --------------------
         829,949              1,407,016                 55,399                156,675
--------------------   --------------------   --------------------   --------------------
         829,949            301,403,972                 55,399             77,061,873
--------------------   --------------------   --------------------   --------------------
      15,580,646            285,179,453              1,490,698             76,874,654
--------------------   --------------------   --------------------   --------------------

     285,279,456                100,003             76,974,657                100,003
--------------------   --------------------   --------------------   --------------------

   $ 300,860,102          $ 285,279,456           $ 78,465,355           $ 76,974,657
--------------------   --------------------   --------------------   --------------------

              --             21,134,000                     --              5,424,000
--------------------   --------------------   --------------------   --------------------
          60,821                101,103                  3,789                 11,299
--------------------   --------------------   --------------------   --------------------
          60,821             21,235,103                  3,789              5,435,299
--------------------   --------------------   --------------------   --------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  9.30.04  PIMCO Municipal Income Funds III Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund III ("Municipal III"), PIMCO California Municipal
Income Fund III ("California Municipal III") and PIMCO New York Municipal Income
Fund III ("New York Municipal III"), collectively referred to as the "Funds", or
"PIMCO Municipal Income Funds III" were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz
Dresdner Asset Management of America L.P. ("ADAM"). Effective October 25, 2004,
ADAM changed its name to Allianz Global Investors of America L.P. ("AGI"). PA
Fund Management LLC (the "Investment Manager"), serves as the Funds' Investment
Manager and is an indirect, wholly-owned subsidiary of AGI. AGI is an indirect, majority-owned subsidiary of Allianz AG. The Funds each have an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes.
California Municipal III invests substantially all of its assets in municipal bonds that pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds that pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal III, California Municipal III and New York Municipal III issued
28,850,000, 19,500,000 and 5,000,000 shares of common stock, respectively, in their initial public offerings. An additional 1,979,000, 1,634,000 and 424,000 shares of Municipal III, California Municipal III and New York Municipal III,
respectively, were issued in connection with the exercise of the underwriters'
over-allotment options on December 13, 2002. These shares were all issued at
$15.00 per share less an underwriting discount of $0.675 per share. The
Investment Manager agreed to reimburse the amount by which the aggregate of each
Fund's organizational and common offering costs (other than the sales load)
exceeded $0.03 per share. Common offering costs of $873,326, $634,020 and
$162,720 (representing $0.03 per share for each Fund), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par. For Municipal III, aggregate common offering costs and organizational expenses were less than $0.03 per common share. Consequently, organizational expenses of $15,000 were expensed in the period October 31, 2002 (commencement of operations) through September 30, 2003. For California Municipal III and New
York Municipal III, aggregate offering costs and organizational expenses exceeded $0.03 per common share. As a result, all organizational expenses and offering costs exceeding $0.03 per common share were reimbursed by the
Investment Manager.

In addition, the underwriters commission and offering costs associated with the
Funds' issuance of Preferred Shares in the amounts of $2,700,000 and $335,618,
$1,850,000 and $263,574 and $470,000 and $160,882, for Municipal III, California
Municipal III and New York Municipal III, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds'
maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was
60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market

28 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Funds' net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock
Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S.
federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(D) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, held in a segregated account in the name of the futures broker at the Fund's custodian bank, equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(E) OPTION TRANSACTIONS

For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the
Funds pay a premium whether or not the option is exercised. Additionally, the
Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid.
The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at price different from the current market price.

(F) RESIDUAL INTEREST/MUNICIPAL BONDS ("RIBS")/RESIDUAL INTEREST TAX EXEMPT
BONDS ("RITES")

The Funds invest in Residual Interest Municipal Bonds ("RIBS") and Residual
Interest Tax Exempt Bonds ("RITES") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index.
RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s)
goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal
Bonds of comparable maturity. An investment in RIBS and RITES typically will involve greater risk than an investment in a fixed rate bond.

(G) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. INVESTMENT MANAGER/SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements")
with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each
Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the
Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through October 31,
2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management
Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The
Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through October 31, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through October 31, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,856,879, $1,252,381 and
$326,037 in connection with sub-advisory services for Municipal III, California
Municipal III and New York Municipal III, respectively, for the year ended
September 30, 2004.

3. INVESTMENTS IN SECURITIES

For the year ended September 30, 2004, purchases and sales of investments, other than short-term securities, were:

                                                California         New York
                             Municipal III     Municipal III     Municipal III
--------------------------------------------------------------------------------
Purchases                    $190,038,959      $183,540,510      $19,750,232
Sales                         139,014,530       175,729,047       33,703,492

30 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONTINUED)

(a) Futures contracts outstanding at September 30, 2004:

                                                                  Notional
                                                                    Value       Expiration   Unrealized
Fund                                      Type                      (000)          Date     Depreciation
--------------------------------------------------------------------------------------------------------
Municipal III               Long: Eurodollar Futures             $   91,413       9/19/05   $    12,275
                            Short: U.S. Treasury 30 Year Bond      (234,649)     12/20/04     3,606,531
                                                                                            -----------
                                                                                            $ 3,618,806
                                                                                            ===========

California Municipal III    Long: Eurodollar Futures             $   61,831       9/19/05   $     8,287
                            Short: U.S. Treasury 30 Year Bond      (172,929)     12/20/04     2,172,227
                                                                                            -----------
                                                                                            $ 2,180,514
                                                                                            ===========

New York Municipal III      Long: Eurodollar Futures             $  16,246        9/19/05      $  2,088
                            Short: U.S. Treasury 30 Year Bond      (48,927)      12/20/04       432,328
                                                                                               --------
                                                                                               $434,416
                                                                                               ========

(b) Transactions in options written for the year ended September 30, 2004:

                                                                Contracts          Premiums
--------------------------------------------------------------------------------------------
Municipal III:
--------------
Options outstanding, September 30, 2003                             1,958        $2,219,267
Options written                                                    11,319        10,477,921
Options expired                                                      (266)         (178,437)
Option terminated in closing purchase transactions                 (6,965)       (6,846,041)
Options exercised                                                  (4,505)       (3,109,802)
                                                                 --------        ----------
Options outstanding, September 30, 2004                             1,541        $2,562,908
                                                                 ========        ==========
California Municipal III:
-------------------------
Options outstanding, September 30, 2003                             1,161        $1,256,068
Options written                                                     5,984         6,335,151
Option expired                                                       (318)         (248,932)
Options terminated in closing purchase transactions                (3,139)       (2,753,783)
Options exercised                                                  (2,678)       (2,879,672)
                                                                 --------        ----------
Options outstanding, September 30, 2004                             1,010        $1,708,832
                                                                 ========        ==========
New York Municipal III:
-----------------------
Options outstanding, September 30, 2003                               274          $221,207
Options written                                                     2,023         2,084,707
Options expired                                                       (75)          (50,311)
Options terminated in closing purchase transactions                (1,157)       (1,045,317)
Options exercised                                                    (750)         (733,202)
                                                                 --------        ----------
Options outstanding, September 30, 2004                               315          $477,084
                                                                 ========        ==========

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

4. INCOME TAX INFORMATION

Municipal III:

The tax character of dividends and distributions paid were:

                                                          October 31, 2002
                                                    (commencement of operations)
                                  Year Ended                  through
                              September 30, 2004         September 30, 2003
--------------------------------------------------------------------------------
Ordinary Income                   $   682,286               $   452,320
Tax Exempt Income                 $32,985,109               $25,992,355

At September 30, 2004, the tax character of distributable earnings of $738,111 was comprised entirely of tax exempt income.

At September 30, 2004, Municipal III had a capital loss carryforward of
$2,344,387 all which will expire in 2012, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains.
To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, Municipal III elected to defer realized capital losses of $13,550,904, arising after October 31, 2003. Such losses are treated for tax purposes as arising on October 1, 2004.

California Municipal III:
-------------------------

The tax character of dividends paid were:

                                                    October 31, 2002
                                               (commencement of operations)
                              Year Ended                through
                          September 30, 2004       September 30, 2003
--------------------------------------------------------------------------------
Ordinary Income               $   365,952            $   244,881
Tax Exempt Income             $21,937,835            $17,177,331

At September 30, 2004, the tax character of distributable earnings of $1,444,173 was composed entirely of tax exempt income.

At September 30, 2004, California Municipal III had a capital loss carryforward of $3,952,407 all which will expire in 2012, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, California Municipal III elected to defer realized capital losses of $8,533,399, arising after October 31, 2003.
Such losses are treated for tax purposes as arising on October, 1, 2004.

New York Municipal III:
-----------------------

The tax character of dividends paid were:

                                                       October 31, 2002
                                                  (commencement of operations)
                              Year Ended                    through
                          September 30, 2004          September 30, 2003
--------------------------------------------------------------------------------
Ordinary Income               $   36,347                  $   11,559
Tax Exempt Income             $5,636,988                  $4,448,331

At September 30, 2004, the tax character of distributable earnings of $150,878 was composed entirely of tax exempt income.

At September 30, 2005, New York Municipal III had a capital loss carryforward of
$5,577 all which will expire in 2012, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, New York Municipal III elected to defer realized capital losses of $2,809,460, arising after October 31, 2003.
Such losses are treated for tax purposes as arising on October 1, 2004.

32 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

4. INCOME TAX INFORMATION (CONTINUED)

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at September 30,
2004 were:

                                                   Gross            Gross             Net
                                Cost of         Unrealized        Unrealized       Unrealized
                              Investments       Appreciation     Depreciation     Appreciation
----------------------------------------------------------------------------------------------
Municipal III                $686,530,410       $ 22,312,219     $  2,090,766    $ 20,221,453
California Municipal III      464,501,186         13,405,798        3,837,988       9,567,810
New York Municipal III        120,166,924          4,118,862          206,623       3,912,239

5. AUCTION PREFERRED SHARES

Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series
E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended September 30, 2004, the annualized dividend rates ranged from:

                                                               At September 30,
                                          High       Low            2004
--------------------------------------------------------------------------------
Municipal III:
--------------
  Series A                               1.75%      0.73%          1.53%
  Series B                               1.75%      0.45%          1.45%
  Series C                               1.53%      0.73%          1.53%
  Series D                               1.75%      0.45%          1.45%
  Series E                               1.75%      0.45%          1.50%
California Municipal III:
-------------------------
  Series A                               1.75%      0.80%          1.51%
  Series B                               1.75%      0.80%          1.20%
New York Municipal III:
-----------------------
  Series A                               1.51%      0.45%          1.51%

The Funds are subject to certain limitations and restrictions while Preferred
Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On October 1, 2004, the following dividends were declared to common shareholders payable November 1, 2004 to shareholders of record on October 15, 2004:

            Municipal III                    $0.0831 per common share
            California Municipal III           $0.08 per common share
            New York Municipal III             $0.08 per common share

                       9.30.04 PIMCO Municipal Income Funds III Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS (CONTINUED)

On November 1, 2004, the following dividends were declared to common shareholders payable December 1, 2004 to shareholders of record on November 12,
2004:

            Municipal III                    $0.0831 per common share
            California Municipal III           $0.08 per common share
            New York Municipal III             $0.08 per common share

7. LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the "Commission")
announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York.
Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Funds.

In a related action on June 1, 2004, the Attorney General of the State of New
Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17,
2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay
New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In the settlement, the Investment
Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California
Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the
Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the
State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California
Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the
Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S.
District Court in the Southern District of New York, the Central District of
California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of

34 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2004
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONTINUED)

Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the
U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Funds have been named in three of the lawsuits concerning market timing. The Investment
Manager and the Sub-Adviser believe that other similar lawsuits may be filed in
U.S. federal or state courts naming as defendants the Investment Manager, the
Sub-Adviser, AGI, the Funds, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the
Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the
Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment
Manager, the Sub-Adviser, and certain of their affiliates (together, the
"Applicants") have sought exemptive relief from the Commission under Section
9(c) of the Investment Company Act of 1940. The Commission has granted the
Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and their shareholders. However, the
Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Funds.

8. CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Funds' Chairman. On September
14, 2004, David C. Flattum was appointed to the Board of Trustees. On October 5,
2004, the Board of Trustees elected Robert E. Connor as Chairman.

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 35

PIMCO MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                                                                            For the period
                                                                                         October 31, 2002*
                                                                          Year ended               through
                                                                  September 30, 2004    September 30, 2003
                                                                --------------------   -------------------

Net asset value, beginning of period                                   $14.05                 $14.33**
-------------------------------------------------------------   --------------------   -------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    1.18                   0.78
-------------------------------------------------------------   --------------------   -------------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                                  0.22                  (0.08)
-------------------------------------------------------------   --------------------   -------------------
Total from investment operations                                         1.40                   0.70
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                 (0.09)                 (0.06)
-------------------------------------------------------------   --------------------   -------------------
Net increase in net assets applicable to common shares
  resulting from investment operations                                   1.31                   0.64
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                 (1.00)                 (0.79)
-------------------------------------------------------------   --------------------   -------------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                          --                 (0.03)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                               --                 (0.10)
-------------------------------------------------------------   --------------------   -------------------
Total capital share transactions                                            --                 (0.13)
-------------------------------------------------------------   --------------------   -------------------
Net asset value, end of period                                          $14.36                $14.05
-------------------------------------------------------------   --------------------   -------------------
Market price, end of period                                             $14.30                $14.20
-------------------------------------------------------------   --------------------   -------------------
TOTAL INVESTMENT RETURN (1)                                               8.10%                 0.05%
-------------------------------------------------------------   --------------------   -------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                 $445,679              $435,169
-------------------------------------------------------------   --------------------   -------------------
Ratio of expenses to average net assets (2)(3)(5)                         1.05%                 0.99%(4)
-------------------------------------------------------------   --------------------   -------------------
Ratio of net investment income to average net assets (2)(5)               8.25%                 6.05%(4)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares asset coverage per share                              $66,261               $65,284
-------------------------------------------------------------   --------------------   -------------------
Portfolio turnover                                                          20%                   62%
-------------------------------------------------------------   --------------------   -------------------

*    Commencement of operations.
**   Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)  Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)  Annualized.
(5)  During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% and 8.01%, respectively for the year ended September 30, 2004 and 1.22% (annualized) and 5.82%
     (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30, 2003.

36 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                                                                            For the period
                                                                                          October 31, 2002*
                                                                          Year ended               through
                                                                  September 30, 2004    September 30, 2003
                                                                --------------------   -------------------

Net asset value, beginning of period                                   $13.43                  $14.33**
-------------------------------------------------------------   --------------------   -------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    1.23                    0.71
-------------------------------------------------------------   --------------------   -------------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                                  0.51                   (0.66)
-------------------------------------------------------------   --------------------   -------------------
Total from investment operations                                         1.74                    0.05
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                 (0.09)                  (0.06)
-------------------------------------------------------------   --------------------   -------------------
Net increase (decrease) in net assets applicable to
  common shares resulting from investment operations                     1.65                   (0.01)
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                 (0.96)                  (0.76)
-------------------------------------------------------------   --------------------   -------------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                          --                  (0.03)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                               --                  (0.10)
-------------------------------------------------------------   --------------------   -------------------
Total capital share transactions                                            --                  (0.13)
-------------------------------------------------------------   --------------------   -------------------
Net asset value, end of period                                          $14.12                 $13.43
-------------------------------------------------------------   --------------------   -------------------
Market price, end of period                                             $13.74                 $13.62
-------------------------------------------------------------   --------------------   -------------------
TOTAL INVESTMENT RETURN (1)                                               8.22%                 (4.10)%
-------------------------------------------------------------   --------------------   -------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                 $300,860               $285,279
-------------------------------------------------------------   --------------------   -------------------
Ratio of expenses to average net assets (2)(3)(5)                         1.08%                  1.01%(4)
-------------------------------------------------------------   --------------------   -------------------
Ratio of net investment income to average net assets (2)(5)               8.79%                  5.63%(4)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares asset coverage per share                              $65,650                $63,539
-------------------------------------------------------------   --------------------   -------------------
Portfolio turnover                                                          39%                   123%
-------------------------------------------------------------   --------------------   -------------------

*    Commencement of operations.
**   Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)  Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)  Annualized.
(5)  During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.32% and 8.55% respectively for the year ended September 30, 2004 and 1.24% (annualized) and 5.40%
     (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS  9.30.04  PIMCO Municipal Income Funds III Annual Report 37

PIMCO NEW YORK MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                                                                            For the period
                                                                                         October 31, 2002*
                                                                          Year ended               through
                                                                  September 30, 2004    September 30, 2003
                                                                --------------------   -------------------

Net asset value, beginning of period                                   $14.14                 $14.33**
-------------------------------------------------------------   --------------------   -------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    1.19                   0.70
-------------------------------------------------------------   --------------------   -------------------
Net realized and unrealized gain on investments, futures
  contracts and options written                                          0.12                   0.08
-------------------------------------------------------------   --------------------   -------------------
Total from investment operations                                         1.31                   0.78
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                 (0.08)                 (0.06)
-------------------------------------------------------------   --------------------   -------------------
Net increase in net assets applicable to common shares
  resulting from investment operations                                   1.23                   0.72
-------------------------------------------------------------   --------------------   -------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                 (0.96)                 (0.76)
-------------------------------------------------------------   --------------------   -------------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                         --                  (0.03)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                              --                  (0.12)
-------------------------------------------------------------   --------------------   -------------------
Total capital share transactions                                           --                  (0.15)
-------------------------------------------------------------   --------------------   -------------------
Net asset value, end of period                                         $14.41                 $14.14
-------------------------------------------------------------   --------------------   -------------------
Market price, end of period                                            $14.30                 $13.68
-------------------------------------------------------------   --------------------   -------------------
TOTAL INVESTMENT RETURN (1)                                             11.93%                 (3.77)%
-------------------------------------------------------------   --------------------   -------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                 $78,465                $76,975
-------------------------------------------------------------   --------------------   -------------------
Ratio of expenses to average net assets (2)(3)(5)                        1.19%                  1.14%(4)
-------------------------------------------------------------   --------------------   -------------------
Ratio of net investment income to average net assets (2)(5)              8.23%                  5.47%(4)
-------------------------------------------------------------   --------------------   -------------------
Preferred shares asset coverage per share                             $66,732                $65,942
-------------------------------------------------------------   --------------------   -------------------
Portfolio turnover                                                         16%                   217%
-------------------------------------------------------------   --------------------   -------------------

*    Commencement of operations.
**   Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)  Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).
(4)  Annualized.
(5)  During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.43% and 7.99%, respectively for the year ended September 30, 2004, and 1.37% (annualized) and 5.24%
     (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

38 PIMCO Municipal Income Funds III Annual Report  9.30.04  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III    REPORT OF INDEPENDENT REGISTERED
                                    PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Boards of Trustees of
PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and
PIMCO New York Municipal Income Fund III:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of
PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and
PIMCO New York Municipal Income Fund III (collectively hereafter referred to as the "Funds") at September 30, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets applicable to common shareholders and the financial highlights for the year then ended and for the period October 31, 2002 (commencement of operations) through September 30,
2003 in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 22, 2004

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 39

PIMCO MUNICIPAL INCOME FUNDS III    PRIVACY POLICY, PROXY VOTING POLICIES AND
                                    PROCEDURES (unaudited)
--------------------------------------------------------------------------------

PRIVACY POLICY:
---------------

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information.
We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES:
-------------------------------------

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i)
without charge, upon request, by calling the Funds at (800) 331-1710; (ii) on the Funds' website at www.pimcoadvisors.com; and (iii) on the Securities and
Exchange Commission's website at www.sec.gov. The Funds did not vote any proxies relating to portfolio securities held during the twelve months ended June 30,
2004.

40 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III    OTHER INFORMATION (unaudited)
--------------------------------------------------------------------------------

OTHER INFORMATION:
------------------

Since September 30, 2003, there have been no: (i) material changes in the Funds'
investment objectives or policies; (ii) changes to the Funds' charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds: or (iv) change in the persons primarily responsible for the day-to-day management of the Funds' portfolio.

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 41

PIMCO MUNICIPAL INCOME FUNDS III TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the
Funds to advise shareholders within 60 days of the Funds' tax year end
(September 30, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended September 30, 2004 were federally exempt interest dividends. However, the Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:

Municipal III                                     2.03%
California Municipal III                          1.64%
New York Municipal III                            0.64%

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2004. The amount that will be reported, will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended September 30, 2004. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2005, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.

42 PIMCO Municipal Income Funds III Annual Report  9.30.04

PIMCO MUNICIPAL INCOME FUNDS III DIVIDEND REINVESTMENT PLAN (unaudited)
--------------------------------------------------------------------------------

Pursuant to the Funds' Dividend Reinvestment Plan (the "Plan"), all Common
Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the
"Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by
PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)  If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)  If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common
     Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common
     Shares may increase before the Plan Agent has completed its purchases.
     Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common
     Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent.
If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan.
There is no direct service charge to participants in the Plan; however, the
Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the
Funds' transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

                      9.30.04  PIMCO Municipal Income Funds III Annual Report 43

PIMCO MUNICIPAL INCOME FUNDS III BOARD OF TRUSTEES (unaudited)
--------------------------------------------------------------------------------

                                            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
--------------------------------------------------------------------------------------------------------------------

ROBERT E. CONNOR                            Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
1345 Avenue of the Americas                 Office, Smith Barney, Inc.
New York, NY 10105
Age: 69
Trustee since: 2002
Chairman of the Board of Trustees: Since
  2004
Term of office: Expected to stand for
  re-election at 2006 annual meeting of
  shareholders.
Trustee/Director of 20 funds in Fund
  Complex
Trustee of no funds outside of
  Fund Complex

PAUL BELICA                                 Director, Student Loan Finance Corp., Education Loans, Inc., Goal
1345 Avenue of the Americas                 Funding I, Inc., Goal Funding II, Inc. and Surety Loan Funding, Inc.;
New York, NY 10105                          Formerly, senior executive and member of the Board of Smith Barney,
Age: 83                                     Harris Upham & Co.; and the CEO of five State of New York Agencies.
Trustee since: 2002
Term of office: Expected to stand for
  re-election at 2005 annual meeting of
  shareholders.
Trustee/Director of 20 funds in
  Fund Complex
Trustee of no funds outside of
  Fund Complex

JOHN J. DALESSANDRO II                      Formerly, President and Director, J.J. Dalessandro II Ltd., registered
1345 Avenue of the Americas                 broker-dealer and member of the New York Stock Exchange.
New York, NY 10105
Age: 67
Trustee since: 2002
Term of office: Expected to stand for
  re-election at 2004 annual meeting of
  shareholders.
Trustee of 15 funds in Fund Complex
Trustee of no funds outside of
  Fund Complex

DAVID C. FLATTUM                            Managing Director, Chief Operating Officer, General Council and member
888 San Clemente Drive, Suite 100           of Management Board, Allianz Dresdner Asset Management of America,
Newport Beach, CA 92660                     L.P. ("ADAM"); Formerly, Partner, Latham & Watkins LLP (1998-2001).
Age: 40
Trustee since: 2004
Term of office: Expected to stand for
  re-election at 2004 annual meeting of
  shareholders
Trustee of 52 funds in Fund Complex
Trustee of no funds outside of Fund
  Complex

HANS W. KERTESS                             President, H Kertess & Co.; Formerly, Managing Director, Royal Bank of
1345 Avenue of the Americas                 Canada Capital Markets.
New York, NY 10105
Age: 65
Trustee since: 2003
Term of office: Expected to stand for
  re-election at 2006 annual meeting of
  shareholders.
Trustee of 15 funds in Fund Complex
Trustee of no funds outside of
  Fund Complex

R. PETER SULLIVAN III                       Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
1345 Avenue of the Americas                 Wagner Stott Mercator LLC), specialist firm on the New York Stock
New York, NY 10105                          Exchange.
Age: 62
Trustee since: 2003
Term of office: Expected to stand for
  re-election at 2004 annual meeting of
  shareholders.
Trustee of 14 funds in Fund Complex
Trustee of no funds outside of
  Fund Complex

44 PIMCO Municipal Income Funds III Annual Report  9.30.04

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
  Chairman of the Board of Trustees
Paul Belica
  Trustee
John J. Dalessandro II
  Trustee
David C. Flattum
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Youse Guia
  Chief Compliance Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal
Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Commencing with the Funds fiscal quarter ending December 31, 2004, the Funds will file complete schedules of portfolio holdings with the Securities and
Exchange Commission (the "Commission") on Form N-Q. Form N-Q will be available
(i) on the Funds' website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room
which is located at 450 5th Street N.W. Room 1200, Washington, D.C. 20549, (202)
942-8090.

Information on the Funds is available at www.pimcoadvisors.com or by calling
1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

       (a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for
            Investment Companies -- Ethical Standards for Principal Executive
            and Financial Officers") that applies to the registrant's Principal
            Executive Officer and Principal Financial Officer; the registrant's
            Principal Financial Officer also serves as the Principal Accounting
            Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
            1-800-331-1710.

       (b)  During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a)
            above.

       (c)  During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in
            2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an
"audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

       a)   Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor")
            for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the
            Reporting Periods, were $61,167 in 2003 and $34,906 in 2004.

       b)   Audit-Related Fees. The aggregate fees billed in the Reporting
            Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $28,289 in 2003 and $16,268 in
            2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

       c)   Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $7,200 in 2003 and $8,000 in 2004. These services consisted of review or
            preparation of U.S. federal, state, local and excise tax returns.

       d)   All Other Fees. There were no other fees billed in the Reporting
            Periods for products and services provided by the Auditor to the
            Registrant.

       e)   1. Audit Committee Pre-Approval Policies and Procedures. The
            Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-

            audit services by the Auditor for the Registrant, as well as the
            Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated
            below.

            PIMCO Municipal Income Funds III(THE "FUNDS")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE
INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

       a review of the nature of the professional services expected to provided,

       the fees to be charged in connection with the services expected to be provided,

       a review of the safeguards put into place by the accounting firm to safeguard independence, and

       periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit
(including audit-related) services that may be performed by the Funds'
independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the
Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

       Annual Fund financial statement audits
       Seed audits (related to new product filings, as required)
       SEC and regulatory filings and consents
       Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

       Accounting consultations
       Fund merger support services
       Agreed upon procedure reports (inclusive of quarterly review of Basic
          Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
       Other attestation reports
       Comfort letters
       Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the
Committee deems those services to be consistent with the accounting firm's independence:

       Tax compliance services related to the filing or amendment of the following:

           Federal, state and local income tax compliance; and, sales and use tax compliance
           Timely RIC qualification reviews
           Tax distribution analysis and planning
           Tax authority examination services
           Tax appeals support services
           Accounting methods studies
           Fund merger support service
           Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated
fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

           Bookkeeping or other services related to the accounting records or financial statements of the Funds
           Financial information systems design and implementation
           Appraisal or valuation services, fairness opinions, or contribution-
              in-kind reports

           Actuarial services
           Internal audit outsourcing services
           Management functions or human resources
           Broker or dealer, investment adviser or investment banking services
           Legal services and expert services unrelated to the audit
           Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND
COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting
Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman
(or any other Committee member who is a disinterested trustee under the
Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the
Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or
Accounting Affiliates, the pre-approval requirement is waived if:

       (1)  The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

       (2)  Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

       (3)  Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this
            Committee Chairman or other delegate shall be reported to the full
            Committee at its next regularly scheduled meeting.

              e)   2. No services were approved pursuant to the procedures
              contained in paragraph (C) (7) (i) (C) of Rule 2-01 of
              Registration S-X.

              f)   Not applicable

              g)   Non-audit fees. The aggregate non-audit fees billed by the
              Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2003 Reporting Period was $3,572,319 and the
              2004 Reporting Period was $2,828,813.

              h)   Auditor Independence. The Registrant's Audit Oversight
              Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not
              pre-approved is compatible with maintaining the Auditor's
              independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The
audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John
J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the
"Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are
included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.

                                                          TOTAL NUMBER
                                                      OF SHARES PURCHASED         MAXIMUM NUMBER OF
                    TOTAL NUMBER       AVERAGE        AS PART OF PUBLICLY      SHARES THAT MAY YET BE
                     OF SHARES        PRICE PAID      ANNOUNCED PLANS OR      PURCHASED UNDER THE PLANS
  PERIOD             PURCHASED        PER SHARE             PROGRAMS                 OR PROGRAMS
  ------            ------------      ----------      -------------------     -------------------------

October 2003            N/A             14.05             34,056.3741                    N/A
November 2003           N/A              N/A                     N/A                     N/A
December 2003           N/A              N/A                     N/A                     N/A
January 2004            N/A              N/A                     N/A                     N/A
February 2004           N/A              N/A                     N/A                     N/A
March 2004              N/A              N/A                     N/A                     N/A
April 2004              N/A             14.51             20,396.3852                    N/A
May 2004                N/A              N/A                     N/A                     N/A
June 2004               N/A              N/A                     N/A                     N/A
July 2004               N/A              N/A                     N/A                     N/A
August 2004             N/A              N/A                     N/A                     N/A
September 2004          N/A              N/A                     N/A                     N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the
Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the
PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating
Committee Charter includes "Procedures for Shareholders to Submit Nominee
Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's
Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommmendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a)   The registrant's President and Chief Executive Officer and Principal

Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)   Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
      Sarbanes-Oxley Act of 2002

(b)   Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
      Sarbanes-Oxley Act of 2002

(c)   Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d)   Exhibit 99.Code Eth - Code of Ethics

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 7, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 7, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 7, 2004